UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

106 Annjo Court, Suite A, Forest, Virginia 24551

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

106 Annjo Court, Suite A

Forest, Virginia 24551

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: January 31, 2025

Item 1.	Report to Shareholders.

(a)

Yorktown Growth Fund

Class A (AFGGX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.00%

How did the Fund perform during the reporting period?

The Yorktown Growth Fund’s Class A posted a return (excluding sales charges) of 15.10% for the fiscal year ended January 31, 2025, compared to the MSCI All World Index of 21.27% and MSCI Global Small/Mid Cap Index of 15.16%.

Top contributors to the Growth Fund’s performance included IES Holdings, Inc., KKR & Co Inc., and Comfort Systems USA, Inc. IES Holdings rose on strong demand for its electrical and infrastructure services. KKR & Co’s stock gained amid asset growth across its private equity and credit businesses. Comfort Systems USA benefited from robust demand for HVAC and mechanical contracting services.

Key detractors included Lasertec Corp., Five Below, Inc., and Qualys, Inc. Lasertec’s share price fell on weaker demand for semiconductor equipment as the industry cycle slowed. Softer consumer spending and disappointing sales growth pressured Five Below’s stock. Qualys lost ground as waning demand for cybersecurity solutions weighed on revenue expectations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Growth Fund - A - $23,785
Yorktown Growth Fund - A - with load - $22,411
MSCI All World Index - $26,710
MSCI Global Small/Mid Cap Index - $21,757
$30,000
$20,000
$10,000
$0
$26,710
$23,785
$22,411
$21,757
01/31/15
01/31/16
01/31/17
01/31/18
01/31/19
01/31/20
01/31/21
01/31/22
01/31/23
01/31/24
01/31/25

	Yorktown Growth Fund - A	Yorktown Growth Fund - A - with load	MSCI All World Index	MSCI Global Small/Mid Cap Index
01/31/15	$10,000	$9,422	$10,000	$10,000
01/31/16	$9,382	$8,839	$9,371	$9,277
01/31/17	$10,965	$10,331	$11,113	$11,332
01/31/18	$14,186	$13,366	$14,242	$14,300
01/31/19	$12,708	$11,973	$13,248	$12,990
01/31/20	$15,292	$14,408	$15,457	$14,630
01/31/21	$20,129	$18,966	$18,176	$17,464
01/31/22	$20,628	$19,436	$20,667	$18,832
01/31/23	$18,966	$17,870	$19,109	$17,941
01/31/24	$20,665	$19,471	$22,026	$18,893
01/31/25	$23,785	$22,411	$26,710	$21,757

Average Annual Total Returns

	1 Year	5 Years	10 Years
Yorktown Growth Fund - A
Without Load	15.10%	9.24%	9.05%
With Load	8.47%	7.95%	8.40%
MSCI All World Index	21.27%	11.56%	10.32%
MSCI Global Small/Mid Cap Index	15.16%	8.26%	8.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$96,919,328
Number of Portfolio Holdings	183
Advisory Fee (net of waivers)	$519,705
Portfolio Turnover	52%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.7%
Real Estate	1.2%
Communications	1.4%
Utilities	1.8%
Energy	1.8%
Consumer Staples	2.4%
Health Care	6.2%
Materials	8.3%
Consumer Discretionary	13.1%
Financials	14.3%
Technology	21.6%
Industrials	24.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	1.7%
Axon Enterprise, Inc.	1.3%
KKR & Co., Inc.	1.2%
IES Holdings, Inc.	1.2%
Pampa Energia SA	1.2%
CyberArk Software Ltd.	1.2%
Eagle Materials, Inc.	1.2%
Arista Networks, Inc.	1.2%
LPL Financial Holdings, Inc.	1.1%
Raymond James Financial, Inc.	1.1%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Growth Fund - Class A (AFGGX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Growth Fund

Class L (APITX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$214	2.00%

How did the Fund perform during the reporting period?

The Yorktown Growth Fund’s Class L posted a return of 13.96% for the fiscal year ended January 31, 2025, compared to the MSCI All World Index of 21.27% and MSCI Global Small/Mid Cap Index of 15.16%.

Top contributors to the Growth Fund’s performance included IES Holdings, Inc., KKR & Co Inc., and Comfort Systems USA, Inc. IES Holdings rose on strong demand for its electrical and infrastructure services. KKR & Co’s stock gained amid asset growth across its private equity and credit businesses. Comfort Systems USA benefited from robust demand for HVAC and mechanical contracting services.

Key detractors included Lasertec Corp., Five Below, Inc., and Qualys, Inc. Lasertec’s share price fell on weaker demand for semiconductor equipment as the industry cycle slowed. Softer consumer spending and disappointing sales growth pressured Five Below’s stock. Qualys lost ground as waning demand for cybersecurity solutions weighed on revenue expectations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Growth Fund - L - $21,505
MSCI All World Index - $26,710
MSCI Global Small/Mid Cap Index - $21,757
$30,000
$20,000
$10,000
$0
$26,710
$21,757
$21,505
Jan-2015
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025

	Yorktown Growth Fund - L	MSCI All World Index	MSCI Global Small/Mid Cap Index
Jan-2015	$10,000	$10,000	$10,000
Jan-2016	$9,288	$9,371	$9,277
Jan-2017	$10,745	$11,113	$11,332
Jan-2018	$13,758	$14,242	$14,300
Jan-2019	$12,205	$13,248	$12,990
Jan-2020	$14,539	$15,457	$14,630
Jan-2021	$18,952	$18,176	$17,464
Jan-2022	$19,214	$20,667	$18,832
Jan-2023	$17,495	$19,109	$17,941
Jan-2024	$18,870	$22,026	$18,893
Jan-2025	$21,505	$26,710	$21,757

Average Annual Total Returns

	1 Year	5 Years	10 Years
Yorktown Growth Fund - L	13.96%	8.14%	7.96%
MSCI All World Index	21.27%	11.56%	10.32%
MSCI Global Small/Mid Cap Index	15.16%	8.26%	8.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$96,919,328
Number of Portfolio Holdings	183
Advisory Fee (net of waivers)	$519,705
Portfolio Turnover	52%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.7%
Real Estate	1.2%
Communications	1.4%
Utilities	1.8%
Energy	1.8%
Consumer Staples	2.4%
Health Care	6.2%
Materials	8.3%
Consumer Discretionary	13.1%
Financials	14.3%
Technology	21.6%
Industrials	24.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	1.7%
Axon Enterprise, Inc.	1.3%
KKR & Co., Inc.	1.2%
IES Holdings, Inc.	1.2%
Pampa Energia SA	1.2%
CyberArk Software Ltd.	1.2%
Eagle Materials, Inc.	1.2%
Arista Networks, Inc.	1.2%
LPL Financial Holdings, Inc.	1.1%
Raymond James Financial, Inc.	1.1%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Growth Fund - Class L (APITX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Growth Fund

Institutional Class (APGRX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.00%

How did the Fund perform during the reporting period?

The Yorktown Growth Fund’s Institutional Class posted a return of 15.14% for the fiscal year ended January 31, 2025, compared to the MSCI All World Index of 21.27% and MSCI Global Small/Mid Cap Index of 15.16%.

Top contributors to the Growth Fund’s performance included IES Holdings, Inc., KKR & Co Inc., and Comfort Systems USA, Inc. IES Holdings rose on strong demand for its electrical and infrastructure services. KKR & Co’s stock gained amid asset growth across its private equity and credit businesses. Comfort Systems USA benefited from robust demand for HVAC and mechanical contracting services.

Key detractors included Lasertec Corp., Five Below, Inc., and Qualys, Inc. Lasertec’s share price fell on weaker demand for semiconductor equipment as the industry cycle slowed. Softer consumer spending and disappointing sales growth pressured Five Below’s stock. Qualys lost ground as waning demand for cybersecurity solutions weighed on revenue expectations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Growth Fund - I - $23,794
MSCI All World Index - $26,710
MSCI Global Small/Mid Cap Index - $21,757
$30,000
$20,000
$10,000
$0
$26,710
$23,794
$21,757
Jan-2015
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025

	Yorktown Growth Fund - I	MSCI All World Index	MSCI Global Small/Mid Cap Index
Jan-2015	$10,000	$10,000	$10,000
Jan-2016	$9,383	$9,371	$9,277
Jan-2017	$10,968	$11,113	$11,332
Jan-2018	$14,190	$14,242	$14,300
Jan-2019	$12,712	$13,248	$12,990
Jan-2020	$15,291	$15,457	$14,630
Jan-2021	$20,137	$18,176	$17,464
Jan-2022	$20,632	$20,667	$18,832
Jan-2023	$18,974	$19,109	$17,941
Jan-2024	$20,666	$22,026	$18,893
Jan-2025	$23,794	$26,710	$21,757

Average Annual Total Returns

	1 Year	5 Years	10 Years
Yorktown Growth Fund - I	15.14%	9.25%	9.06%
MSCI All World Index	21.27%	11.56%	10.32%
MSCI Global Small/Mid Cap Index	15.16%	8.26%	8.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$96,919,328
Number of Portfolio Holdings	183
Advisory Fee (net of waivers)	$519,705
Portfolio Turnover	52%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.7%
Real Estate	1.2%
Communications	1.4%
Utilities	1.8%
Energy	1.8%
Consumer Staples	2.4%
Health Care	6.2%
Materials	8.3%
Consumer Discretionary	13.1%
Financials	14.3%
Technology	21.6%
Industrials	24.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	1.7%
Axon Enterprise, Inc.	1.3%
KKR & Co., Inc.	1.2%
IES Holdings, Inc.	1.2%
Pampa Energia SA	1.2%
CyberArk Software Ltd.	1.2%
Eagle Materials, Inc.	1.2%
Arista Networks, Inc.	1.2%
LPL Financial Holdings, Inc.	1.1%
Raymond James Financial, Inc.	1.1%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Growth Fund - Institutional Class (APGRX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Multi-Sector Bond Fund

Class A (APIUX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.19%

How did the Fund perform during the reporting period?

Despite a bear market for interest rates across the fiscal year, Multi-Sector Bond Fund generated positive returns. The fund’s Class A Shares (APIUX) returned 4.95% (excluding sales charges) versus 2.01% for the Bloomberg U.S. Aggregate Index (“AGG”). The fund’s up-in-credit bias helped limit credit surprises and principal loss, though its lower allocation to high yield meant it benefited less from spread tightening than competitors with greater risk exposure. The Bloomberg U.S. Corporate High Yield Bond Index (“LF98TRUU”) spread tightened 83 bps between January 31, 2024, and January 31, 2025.

The fund performed well in the midyear rally and rebounded in January, ending the fiscal year on a strong note after fourth-quarter volatility. The fund remains focused on strong credit quality, risk-adjusted return profiles, and liquid assets, as we continue to balance rate risk while increasing current yield. With credit spreads near historic tights, our positioning reflects caution toward potential spread reversion.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Yorktown Multi-Sector Bond Fund - A
Without Load	4.95%	0.05%	2.77%
With Load	-1.10%	-1.13%	2.17%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Multi-Sector Bond Fund - A - $13,148
Yorktown Multi-Sector Bond Fund - A - with load - $12,394
Bloomberg U.S. Aggregate Bond Index - $11,256
$15,000
$10,000
$5,000
$0
$13,148
$12,394
$11,256
01/31/15
01/31/16
01/31/17
01/31/18
01/31/19
01/31/20
01/31/21
01/31/22
01/31/23
01/31/24
01/31/25

	Yorktown Multi-Sector Bond Fund - A	Yorktown Multi-Sector Bond Fund - A - with load	Bloomberg U.S. Aggregate Bond Index
01/31/15	$10,000	$9,427	$10,000
01/31/16	$9,122	$8,599	$9,984
01/31/17	$11,147	$10,508	$10,129
01/31/18	$12,272	$11,569	$10,347
01/31/19	$11,999	$11,311	$10,580
01/31/20	$13,113	$12,361	$11,600
01/31/21	$12,896	$12,157	$12,148
01/31/22	$13,030	$12,283	$11,787
01/31/23	$11,983	$11,296	$10,802
01/31/24	$12,527	$11,809	$11,028
01/31/25	$13,148	$12,394	$11,256

Fund Statistics

Net Assets	$333,516,543
Number of Portfolio Holdings	338
Advisory Fee	$1,280,071
Portfolio Turnover	34%

What did the Fund invest in?

Asset Weighting (as a % of net assets)

U.S. Government & Agencies
26.7%
Corporate Bonds
44.9%
Collateralized Loan Obligations
5.2%
Asset Backed Securities
21.3%
Other Assets in Excess of Liabilities
1.9%

Value	Value
Other Assets in Excess of Liabilities	1.9%
Asset Backed Securities	21.3%
Collateralized Loan Obligations	5.2%
Corporate Bonds	44.9%
U.S. Government & Agencies	26.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond	1.3%
Exeter Automobile Receivables Trust, Class E	0.9%
American Credit Acceptance Receivables Trust, Class E, MTN	0.9%
GLS Auto Receivables Issuer Trust, Class E	0.8%
Freddie Mac, Pool #SD8383	0.8%
HP, Inc.	0.8%
Freddie Mac, Pool #RA6945	0.7%
BNP Paribas SA	0.6%
Brighthouse Financial, Inc.	0.6%
Royal Bank of Canada	0.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Multi-Sector Bond Fund - Class A (APIUX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-APIUX

Yorktown Multi-Sector Bond Fund

Class C (AFFCX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%

How did the Fund perform during the reporting period?

Despite a bear market for interest rates across the fiscal year, Multi-Sector Bond Fund generated positive returns. The fund’s Class C Shares (AFFCX) returned 4.46% (excluding contingent deferred sales charges) versus 2.01% for the Bloomberg U.S. Aggregate Index (“AGG”). The fund’s up-in-credit bias helped limit credit surprises and principal loss, though its lower allocation to high yield meant it benefited less from spread tightening than competitors with greater risk exposure. The Bloomberg U.S. Corporate High Yield Bond Index (“LF98TRUU”) spread tightened 83 bps between January 31, 2024, and January 31, 2025.

The fund performed well in the midyear rally and rebounded in January, ending the fiscal year on a strong note after fourth-quarter volatility. The fund remains focused on strong credit quality, risk-adjusted return profiles, and liquid assets, as we continue to balance rate risk while increasing current yield. With credit spreads near historic tights, our positioning reflects caution toward potential spread reversion.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 6, 2016)
Yorktown Multi-Sector Bond Fund - C
Without Load	4.46%	-0.45%	2.79%
With Load	3.46%	-0.45%	2.79%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Yorktown Multi-Sector Bond Fund - C - $12,716
Yorktown Multi-Sector Bond Fund - C - with load - $12,716
Bloomberg U.S. Aggregate Bond Index - $11,032
$15,000
$10,000
$5,000
$0
$12,716
$12,716
$11,032
05/06/16
01/31/17
01/31/18
01/31/19
01/31/20
01/31/21
01/31/22
01/31/23
01/31/24
01/31/25

	Yorktown Multi-Sector Bond Fund - C	Yorktown Multi-Sector Bond Fund - C - with load	Bloomberg U.S. Aggregate Bond Index
05/06/16	$10,000	$10,000	$10,000
01/31/17	$11,217	$11,217	$9,927
01/31/18	$12,287	$12,287	$10,141
01/31/19	$11,954	$11,954	$10,369
01/31/20	$13,004	$13,004	$11,369
01/31/21	$12,725	$12,725	$11,906
01/31/22	$12,782	$12,782	$11,552
01/31/23	$11,706	$11,706	$10,587
01/31/24	$12,173	$12,173	$10,809
01/31/25	$12,716	$12,716	$11,032

Fund Statistics

Net Assets	$333,516,543
Number of Portfolio Holdings	338
Advisory Fee	$1,280,071
Portfolio Turnover	34%

What did the Fund invest in?

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Asset Backed Securities	21.3%
Collateralized Loan Obligations	5.2%
Corporate Bonds	44.9%
U.S. Government & Agencies	26.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond	1.3%
Exeter Automobile Receivables Trust, Class E	0.9%
American Credit Acceptance Receivables Trust, Class E, MTN	0.9%
GLS Auto Receivables Issuer Trust, Class E	0.8%
Freddie Mac, Pool #SD8383	0.8%
HP, Inc.	0.8%
Freddie Mac, Pool #RA6945	0.7%
BNP Paribas SA	0.6%
Brighthouse Financial, Inc.	0.6%
Royal Bank of Canada	0.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Multi-Sector Bond Fund - Class C (AFFCX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-AFFCX

Yorktown Multi-Sector Bond Fund

Class L (AFFIX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$173	1.69%

How did the Fund perform during the reporting period?

Despite a bear market for interest rates across the fiscal year, Multi-Sector Bond Fund generated positive returns. The fund’s Class L Shares (AFFIX) returned 4.47% versus 2.07% for the Bloomberg U.S. Aggregate Index (“AGG”). The fund’s up-in-credit bias helped limit credit surprises and principal loss, though its lower allocation to high yield meant it benefited less from spread tightening than competitors with greater risk exposure. The Bloomberg U.S. Corporate High Yield Bond Index (“LF98TRUU”) spread tightened 83 bps between January 31, 2024, and January 31, 2025.

The fund performed well in the midyear rally and rebounded in January, ending the fiscal year on a strong note after fourth-quarter volatility. The fund remains focused on strong credit quality, risk-adjusted return profiles, and liquid assets, as we continue to balance rate risk while increasing current yield. With credit spreads near historic tights, our positioning reflects caution toward potential spread reversion.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Yorktown Multi-Sector Bond Fund - L	4.47%	-0.45%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Multi-Sector Bond Fund - L - $12,506
Bloomberg U.S. Aggregate Bond Index - $11,256
$15,000
$10,000
$5,000
$0
$12,506
$11,256
Jan-2015
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025

	Yorktown Multi-Sector Bond Fund - L	Bloomberg U.S. Aggregate Bond Index
Jan-2015	$10,000	$10,000
Jan-2016	$9,072	$9,984
Jan-2017	$11,042	$10,129
Jan-2018	$12,095	$10,347
Jan-2019	$11,755	$10,580
Jan-2020	$12,791	$11,600
Jan-2021	$12,520	$12,148
Jan-2022	$12,574	$11,787
Jan-2023	$11,509	$10,802
Jan-2024	$11,970	$11,028
Jan-2025	$12,506	$11,256

Fund Statistics

Net Assets	$333,516,543
Number of Portfolio Holdings	338
Advisory Fee	$1,280,071
Portfolio Turnover	34%

What did the Fund invest in?

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Asset Backed Securities	21.3%
Collateralized Loan Obligations	5.2%
Corporate Bonds	44.9%
U.S. Government & Agencies	26.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond	1.3%
Exeter Automobile Receivables Trust, Class E	0.9%
American Credit Acceptance Receivables Trust, Class E, MTN	0.9%
GLS Auto Receivables Issuer Trust, Class E	0.8%
Freddie Mac, Pool #SD8383	0.8%
HP, Inc.	0.8%
Freddie Mac, Pool #RA6945	0.7%
BNP Paribas SA	0.6%
Brighthouse Financial, Inc.	0.6%
Royal Bank of Canada	0.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Multi-Sector Bond Fund - Class L (AFFIX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-AFFIX

Yorktown Multi-Sector Bond Fund

Institutional Class (APIIX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%

How did the Fund perform during the reporting period?

Despite a bear market for interest rates across the fiscal year, Multi-Sector Bond Fund generated positive returns. The fund’s Class I Shares (APIIX) returned 5.51% versus 2.07% for the Bloomberg U.S. Aggregate Index (“AGG”). The fund’s up-in-credit bias helped limit credit surprises and principal loss, though its lower allocation to high yield meant it benefited less from spread tightening than competitors with greater risk exposure. The Bloomberg U.S. Corporate High Yield Bond Index (“LF98TRUU”) spread tightened 83 bps between January 31, 2024, and January 31, 2025.

The fund performed well in the midyear rally and rebounded in January, ending the fiscal year on a strong note after fourth-quarter volatility. The fund remains focused on strong credit quality, risk-adjusted return profiles, and liquid assets, as we continue to balance rate risk while increasing current yield. With credit spreads near historic tights, our positioning reflects caution toward potential spread reversion.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Yorktown Multi-Sector Bond Fund - I	5.51%	0.55%	3.29%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Multi-Sector Bond Fund - I - $13,819
Bloomberg U.S. Aggregate Bond Index - $11,256
$15,000
$10,000
$5,000
$0
$13,819
$11,256
Jan-2015
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025

	Yorktown Multi-Sector Bond Fund - I	Bloomberg U.S. Aggregate Bond Index
Jan-2015	$10,000	$10,000
Jan-2016	$9,167	$9,984
Jan-2017	$11,261	$10,129
Jan-2018	$12,457	$10,347
Jan-2019	$12,228	$10,580
Jan-2020	$13,444	$11,600
Jan-2021	$13,285	$12,148
Jan-2022	$13,478	$11,787
Jan-2023	$12,472	$10,802
Jan-2024	$13,098	$11,028
Jan-2025	$13,819	$11,256

Fund Statistics

Net Assets	$333,516,543
Number of Portfolio Holdings	338
Advisory Fee	$1,280,071
Portfolio Turnover	34%

What did the Fund invest in?

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Asset Backed Securities	21.3%
Collateralized Loan Obligations	5.2%
Corporate Bonds	44.9%
U.S. Government & Agencies	26.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond	1.3%
Exeter Automobile Receivables Trust, Class E	0.9%
American Credit Acceptance Receivables Trust, Class E, MTN	0.9%
GLS Auto Receivables Issuer Trust, Class E	0.8%
Freddie Mac, Pool #SD8383	0.8%
HP, Inc.	0.8%
Freddie Mac, Pool #RA6945	0.7%
BNP Paribas SA	0.6%
Brighthouse Financial, Inc.	0.6%
Royal Bank of Canada	0.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Multi-Sector Bond Fund - Institutional Class (APIIX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-APIIX

Yorktown Short Term Bond Fund

Class A (APIMX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.82%

How did the Fund perform during the reporting period?

For the fiscal year, Short Term Bond Fund provided defensive positioning compared to higher duration strategies as medium and long rates sold off. The front end of the Treasury curve ended nearly unchanged, while the Bloomberg US Agg Corporate Index tightened 17 bps in spread. This enabled the fund’s Class A Shares (APIMX) to return 4.47% (excluding sales charges), versus 4.05% for the ICE BofA U.S. Corporate & Government, 1–5 Years Index.

The fund delivered capital appreciation during the midyear rate rally and remained steady through the volatile reversal in the fall. It remains concentrated in diversified, liquid securities. Throughout the year, we prioritized limiting NAV volatility, increasing the fund’s weighted average coupon, and improving its income profile—positioning the fund to preserve value and build on its solid performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Short Term Bond Fund - A - $12,492
Yorktown Short Term Bond Fund - A - with load - $11,773
Bloomberg U.S. Aggregate Bond Index - $11,256
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $11,774
ICE BofA U.S. Corporate & Government, 1-5 Years Index - $11,782
$15,000
$10,000
$5,000
$0
$12,492
$11,782
$11,774
$11,773
$11,256
01/31/15
01/31/16
01/31/17
01/31/18
01/31/19
01/31/20
01/31/21
01/31/22
01/31/23
01/31/24
01/31/25

	Yorktown Short Term Bond Fund - A	Yorktown Short Term Bond Fund - A - with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index	ICE BofA U.S. Corporate & Government, 1-5 Years Index
01/31/15	$10,000	$9,424	$10,000	$10,000	$10,000
01/31/16	$9,719	$9,159	$9,984	$10,069	$10,096
01/31/17	$10,381	$9,784	$10,129	$10,163	$10,193
01/31/18	$10,816	$10,193	$10,347	$10,206	$10,247
01/31/19	$10,940	$10,310	$10,580	$10,439	$10,500
01/31/20	$11,495	$10,833	$11,600	$10,881	$11,070
01/31/21	$11,793	$11,114	$12,148	$11,187	$11,480
01/31/22	$11,702	$11,028	$11,787	$11,063	$11,274
01/31/23	$11,364	$10,710	$10,802	$10,802	$10,881
01/31/24	$11,957	$11,269	$11,028	$11,266	$11,323
01/31/25	$12,492	$11,773	$11,256	$11,774	$11,782

Average Annual Total Returns

	1 Year	5 Years	10 Years
Yorktown Short Term Bond Fund - A
Without Load	4.47%	1.68%	2.25%
With Load	2.07%	1.22%	1.65%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.51%	1.59%	1.65%
ICE BofA U.S. Corporate & Government, 1-5 Years Index	4.05%	1.25%	1.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$210,729,447
Number of Portfolio Holdings	227
Advisory Fee (net of waivers)	$1,247,551
Portfolio Turnover	35%

What did the Fund invest in?

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Asset Backed Securities	18.2%
Collateralized Loan Obligations	4.1%
Corporate Bonds	38.8%
U.S. Government & Agencies	37.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond	2.1%
Societe Generale SA	1.4%
McDonald's Corp., MTN	1.0%
JPMorgan Chase & Co.	1.0%
Goldman Sachs Group, Inc. (The)	1.0%
ING Groep NV	0.9%
Federal Farm Credit Banks Funding Corp., 6/27/2044	0.9%
Federal Home Loan Banks, 2/28/2039	0.9%
Federal Home Loan Banks, 4/25/2044	0.9%
Federal Farm Credit Banks Funding Corp., 8/26/2044	0.9%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Short Term Bond Fund - Class A (APIMX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-APIMX

Yorktown Short Term Bond Fund

Class L (AFMMX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$150	1.47%

How did the Fund perform during the reporting period?

For the fiscal year, Short Term Bond Fund provided defensive positioning compared to higher duration strategies as medium and long rates sold off. The front end of the Treasury curve ended nearly unchanged, while the Bloomberg US Agg Corporate Index tightened 17 bps in spread. This enabled the fund’s Class L Shares (AFMMX) to return 3.99%, versus 4.05% for the ICE BofA U.S. Corporate & Government, 1–5 Years Index.

The fund delivered capital appreciation during the midyear rate rally and remained steady through the volatile reversal in the fall. It remains concentrated in diversified, liquid securities. Throughout the year, we prioritized limiting NAV volatility, increasing the fund’s weighted average coupon, and improving its income profile—positioning the fund to preserve value and build on its solid performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Short Term Bond Fund - L - $11,492
Bloomberg U.S. Aggregate Bond Index - $11,256
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $11,774
ICE BofA U.S. Corporate & Government, 1-5 Years Index - $11,782
$15,000
$10,000
$5,000
$0
$11,782
$11,774
$11,492
$11,256
Jan-2015
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025

	Yorktown Short Term Bond Fund - L	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index	ICE BofA U.S. Corporate & Government, 1-5 Years Index
Jan-2015	$10,000	$10,000	$10,000	$10,000
Jan-2016	$9,627	$9,984	$10,069	$10,096
Jan-2017	$10,164	$10,129	$10,163	$10,193
Jan-2018	$10,478	$10,347	$10,206	$10,247
Jan-2019	$10,509	$10,580	$10,439	$10,500
Jan-2020	$10,960	$11,600	$10,881	$11,070
Jan-2021	$11,130	$12,148	$11,187	$11,480
Jan-2022	$10,965	$11,787	$11,063	$11,274
Jan-2023	$10,576	$10,802	$10,802	$10,881
Jan-2024	$11,051	$11,028	$11,266	$11,323
Jan-2025	$11,492	$11,256	$11,774	$11,782

Average Annual Total Returns

	1 Year	5 Years	10 Years
Yorktown Short Term Bond Fund - L	3.99%	0.95%	1.40%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.51%	1.59%	1.65%
ICE BofA U.S. Corporate & Government, 1-5 Years Index	4.05%	1.25%	1.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$210,729,447
Number of Portfolio Holdings	227
Advisory Fee (net of waivers)	$1,247,551
Portfolio Turnover	35%

What did the Fund invest in?

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Asset Backed Securities	18.2%
Collateralized Loan Obligations	4.1%
Corporate Bonds	38.8%
U.S. Government & Agencies	37.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond	2.1%
Societe Generale SA	1.4%
McDonald's Corp., MTN	1.0%
JPMorgan Chase & Co.	1.0%
Goldman Sachs Group, Inc. (The)	1.0%
ING Groep NV	0.9%
Federal Farm Credit Banks Funding Corp., 6/27/2044	0.9%
Federal Home Loan Banks, 2/28/2039	0.9%
Federal Home Loan Banks, 4/25/2044	0.9%
Federal Farm Credit Banks Funding Corp., 8/26/2044	0.9%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Short Term Bond Fund - Class L (AFMMX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-AFMMX

Yorktown Short Term Bond Fund

Institutional Class (APIBX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.82%

How did the Fund perform during the reporting period?

For the fiscal year, Short Term Bond Fund provided defensive positioning compared to higher duration strategies as medium and long rates sold off. The front end of the Treasury curve ended nearly unchanged, while the Bloomberg US Agg Corporate Index tightened 17 bps in spread. This enabled the fund’s Class I Shares (APIBX) to return 4.67%, versus 4.05% for the ICE BofA U.S. Corporate & Government, 1–5 Years Index.

The fund delivered capital appreciation during the midyear rate rally and remained steady through the volatile reversal in the fall. It remains concentrated in diversified, liquid securities. Throughout the year, we prioritized limiting NAV volatility, increasing the fund’s weighted average coupon, and improving its income profile—positioning the fund to preserve value and build on its solid performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Short Term Bond Fund - I - $12,490
Bloomberg U.S. Aggregate Bond Index - $11,256
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $11,774
ICE BofA U.S. Corporate & Government, 1-5 Years Index - $11,782
$15,000
$10,000
$5,000
$0
$12,490
$11,782
$11,774
$11,256
Jan-2015
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025

	Yorktown Short Term Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index	ICE BofA U.S. Corporate & Government, 1-5 Years Index
Jan-2015	$10,000	$10,000	$10,000	$10,000
Jan-2016	$9,719	$9,984	$10,069	$10,096
Jan-2017	$10,376	$10,129	$10,163	$10,193
Jan-2018	$10,810	$10,347	$10,206	$10,247
Jan-2019	$10,953	$10,580	$10,439	$10,500
Jan-2020	$11,500	$11,600	$10,881	$11,070
Jan-2021	$11,780	$12,148	$11,187	$11,480
Jan-2022	$11,694	$11,787	$11,063	$11,274
Jan-2023	$11,351	$10,802	$10,802	$10,881
Jan-2024	$11,933	$11,028	$11,266	$11,323
Jan-2025	$12,490	$11,256	$11,774	$11,782

Average Annual Total Returns

	1 Year	5 Years	10 Years
Yorktown Short Term Bond Fund - I	4.67%	1.66%	2.25%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.51%	1.59%	1.65%
ICE BofA U.S. Corporate & Government, 1-5 Years Index	4.05%	1.25%	1.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$210,729,447
Number of Portfolio Holdings	227
Advisory Fee (net of waivers)	$1,247,551
Portfolio Turnover	35%

What did the Fund invest in?

Asset Weighting (as a % of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Asset Backed Securities	18.2%
Collateralized Loan Obligations	4.1%
Corporate Bonds	38.8%
U.S. Government & Agencies	37.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond	2.1%
Societe Generale SA	1.4%
McDonald's Corp., MTN	1.0%
JPMorgan Chase & Co.	1.0%
Goldman Sachs Group, Inc. (The)	1.0%
ING Groep NV	0.9%
Federal Farm Credit Banks Funding Corp., 6/27/2044	0.9%
Federal Home Loan Banks, 2/28/2039	0.9%
Federal Home Loan Banks, 4/25/2044	0.9%
Federal Farm Credit Banks Funding Corp., 8/26/2044	0.9%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Short Term Bond Fund - Institutional Class (APIBX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013125-APIBX

Yorktown Small Cap Fund

Class A (YOVAX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.55%

How did the Fund perform during the reporting period?

The Yorktown Small Cap Fund Class A posted a return (excluding sales charges) of 11.94% for the fiscal year ended January 31, 2025, compared to the Russell 2000 Growth Index and the Russell 2000 Index, which returned 22.73% and 19.09%, respectively.

Top individual contributors to the Small Cap Fund’s performance included Robinhood Markets, Inc. Class A, Insmed Incorporated, and Mueller Industries, Inc. Robinhood Markets advanced on improved profitability and rising customer engagement across its trading and investing platform. Biopharmaceutical firm Insmed rose on positive clinical trial results and growing adoption of its rare disease therapies. Industrial manufacturer Mueller Industries gained on strong demand for its copper and brass products amid healthy construction and infrastructure activity.

Key detractors included e.l.f. Beauty, Inc., Arcos Dorados Holdings, Inc. Class A, and Alpha Metallurgical Resources, Inc. Cosmetics and skin care company e.l.f. Beauty declined as rising promotional activity and slowing consumer demand pressured profit margins. Weaker consumer spending in key Latin American markets weighed on Arcos Dorados Holdings, the world's largest independent McDonald's franchisee. Mining company Alpha Metallurgical Resources, Inc. declined as softer coal prices and lower production volumes weighed on earnings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Yorktown Small Cap Fund - A - $22,368
Yorktown Small Cap Fund - A - with load - $21,082
Russell 2000® Growth Index - $23,992
Russell 2000® Index - $23,029
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,992
$23,029
$22,368
$21,082
05/09/16
01/31/17
01/31/18
01/31/19
01/31/20
01/31/21
01/31/22
01/31/23
01/31/24
01/31/25

	Yorktown Small Cap Fund - A	Yorktown Small Cap Fund - A - with load	Russell 2000® Growth Index	Russell 2000® Index
05/09/16	$10,000	$9,425	$10,000	$10,000
01/31/17	$11,999	$11,309	$11,917	$12,309
01/31/18	$13,483	$12,708	$14,885	$14,424
01/31/19	$13,245	$12,483	$14,493	$13,915
01/31/20	$14,621	$13,781	$16,510	$15,197
01/31/21	$20,805	$19,609	$23,558	$19,783
01/31/22	$21,037	$19,828	$20,014	$19,544
01/31/23	$19,229	$18,124	$18,713	$18,883
01/31/24	$19,983	$18,834	$19,548	$19,337
01/31/25	$22,368	$21,082	$23,992	$23,029

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 9, 2016)
Yorktown Small Cap Fund - A
Without Load	11.94%	8.88%	9.66%
With Load	5.53%	7.59%	8.92%
Russell 2000® Growth Index	22.73%	7.76%	10.54%
Russell 2000® Index	19.09%	8.67%	10.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,013,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$111,694
Portfolio Turnover	104%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
18.9%
Technology
17.1%
Consumer Discretionary
16.3%
Financials
15.5%
Health Care
8.4%
Consumer Staples
8.0%
Energy
6.1%
Materials
4.1%
Real Estate
1.9%
Communications
1.8%
Other Assets in Excess of Liabilities
1.9%

Value	Value
Other Assets in Excess of Liabilities	1.9%
Communications	1.8%
Real Estate	1.9%
Materials	4.1%
Energy	6.1%
Consumer Staples	8.0%
Health Care	8.4%
Financials	15.5%
Consumer Discretionary	16.3%
Technology	17.1%
Industrials	18.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rambus, Inc.	3.5%
LPL Financial Holdings, Inc.	3.2%
BJ's Wholesale Club Holdings, Inc.	3.2%
Robinhood Markets, Inc., Class A	3.0%
Mueller Industries, Inc.	3.0%
Insmed, Inc.	2.7%
Permian Resources Corp., Class A	2.1%
Northern Oil and Gas, Inc.	2.1%
Matson, Inc.	1.9%
Goosehead Insurance, Inc., Class A	1.7%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Small Cap Fund - Class A (YOVAX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Small Cap Fund

Class L (YOVLX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$243	2.30%

How did the Fund perform during the reporting period?

The Yorktown Small Cap Fund Class L posted a return of 11.11% for the fiscal year ended January 31, 2025, compared to the Russell 2000 Growth Index and the Russell 2000 Index, which returned 22.73% and 19.09%, respectively.

Top individual contributors to the Small Cap Fund’s performance included Robinhood Markets, Inc. Class A, Insmed Incorporated, and Mueller Industries, Inc. Robinhood Markets advanced on improved profitability and rising customer engagement across its trading and investing platform. Biopharmaceutical firm Insmed rose on positive clinical trial results and growing adoption of its rare disease therapies. Industrial manufacturer Mueller Industries gained on strong demand for its copper and brass products amid healthy construction and infrastructure activity.

Key detractors included e.l.f. Beauty, Inc., Arcos Dorados Holdings, Inc. Class A, and Alpha Metallurgical Resources, Inc. Cosmetics and skin care company e.l.f. Beauty declined as rising promotional activity and slowing consumer demand pressured profit margins. Weaker consumer spending in key Latin American markets weighed on Arcos Dorados Holdings, the world's largest independent McDonald's franchisee. Mining company Alpha Metallurgical Resources, Inc. declined as softer coal prices and lower production volumes weighed on earnings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Yorktown Small Cap Fund - L - $20,928
Russell 2000® Growth Index - $23,992
Russell 2000® Index - $23,029
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,992
$23,029
$20,928
May-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025

	Yorktown Small Cap Fund - L	Russell 2000® Growth Index	Russell 2000® Index
May-2016	$10,000	$10,000	$10,000
Jan-2017	$11,930	$11,917	$12,309
Jan-2018	$13,297	$14,885	$14,424
Jan-2019	$12,956	$14,493	$13,915
Jan-2020	$14,211	$16,510	$15,197
Jan-2021	$20,059	$23,558	$19,783
Jan-2022	$20,121	$20,014	$19,544
Jan-2023	$18,261	$18,713	$18,883
Jan-2024	$18,835	$19,548	$19,337
Jan-2025	$20,928	$23,992	$23,029

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 9, 2016)
Yorktown Small Cap Fund - L	11.11%	8.05%	8.83%
Russell 2000® Growth Index	22.73%	7.76%	10.54%
Russell 2000® Index	19.09%	8.67%	10.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,013,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$111,694
Portfolio Turnover	104%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Communications	1.8%
Real Estate	1.9%
Materials	4.1%
Energy	6.1%
Consumer Staples	8.0%
Health Care	8.4%
Financials	15.5%
Consumer Discretionary	16.3%
Technology	17.1%
Industrials	18.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rambus, Inc.	3.5%
LPL Financial Holdings, Inc.	3.2%
BJ's Wholesale Club Holdings, Inc.	3.2%
Robinhood Markets, Inc., Class A	3.0%
Mueller Industries, Inc.	3.0%
Insmed, Inc.	2.7%
Permian Resources Corp., Class A	2.1%
Northern Oil and Gas, Inc.	2.1%
Matson, Inc.	1.9%
Goosehead Insurance, Inc., Class A	1.7%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Small Cap Fund - Class L (YOVLX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Small Cap Fund

Institutional Class (YOVIX)

Annual Shareholder Report - January 31, 2025

Fund Overview

This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.30%

How did the Fund perform during the reporting period?

The Yorktown Small Cap Fund Institutional Class posted a return of 12.20% for the fiscal year ended January 31, 2025, compared to the Russell 2000 Growth Index and the Russell 2000 Index, which returned 22.73% and 19.09%, respectively.

Top individual contributors to the Small Cap Fund’s performance included Robinhood Markets, Inc. Class A, Insmed Incorporated, and Mueller Industries, Inc. Robinhood Markets advanced on improved profitability and rising customer engagement across its trading and investing platform. Biopharmaceutical firm Insmed rose on positive clinical trial results and growing adoption of its rare disease therapies. Industrial manufacturer Mueller Industries gained on strong demand for its copper and brass products amid healthy construction and infrastructure activity.

Key detractors included e.l.f. Beauty, Inc., Arcos Dorados Holdings, Inc. Class A, and Alpha Metallurgical Resources, Inc. Cosmetics and skin care company e.l.f. Beauty declined as rising promotional activity and slowing consumer demand pressured profit margins. Weaker consumer spending in key Latin American markets weighed on Arcos Dorados Holdings, the world's largest independent McDonald's franchisee. Mining company Alpha Metallurgical Resources, Inc. declined as softer coal prices and lower production volumes weighed on earnings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Yorktown Small Cap Fund - I - $22,836
Russell 2000® Growth Index - $23,992
Russell 2000® Index - $23,029
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,992
$23,029
$22,836
May-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025

	Yorktown Small Cap Fund - I	Russell 2000® Growth Index	Russell 2000® Index
May-2016	$10,000	$10,000	$10,000
Jan-2017	$12,012	$11,917	$12,309
Jan-2018	$13,539	$14,885	$14,424
Jan-2019	$13,323	$14,493	$13,915
Jan-2020	$14,748	$16,510	$15,197
Jan-2021	$21,032	$23,558	$19,783
Jan-2022	$21,313	$20,014	$19,544
Jan-2023	$19,530	$18,713	$18,883
Jan-2024	$20,354	$19,548	$19,337
Jan-2025	$22,836	$23,992	$23,029

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 9, 2016)
Yorktown Small Cap Fund - I	12.20%	9.14%	9.92%
Russell 2000® Growth Index	22.73%	7.76%	10.54%
Russell 2000® Index	19.09%	8.67%	10.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,013,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$111,694
Portfolio Turnover	104%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Communications	1.8%
Real Estate	1.9%
Materials	4.1%
Energy	6.1%
Consumer Staples	8.0%
Health Care	8.4%
Financials	15.5%
Consumer Discretionary	16.3%
Technology	17.1%
Industrials	18.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rambus, Inc.	3.5%
LPL Financial Holdings, Inc.	3.2%
BJ's Wholesale Club Holdings, Inc.	3.2%
Robinhood Markets, Inc., Class A	3.0%
Mueller Industries, Inc.	3.0%
Insmed, Inc.	2.7%
Permian Resources Corp., Class A	2.1%
Northern Oil and Gas, Inc.	2.1%
Matson, Inc.	1.9%
Goosehead Insurance, Inc., Class A	1.7%

Material Fund Changes

No material changes occurred during the year ended January 31, 2025.

Yorktown Small Cap Fund - Institutional Class (YOVIX)

Annual Shareholder Report - January 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b) Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for the fiscal years ended January 31, 2025 and January 31, 2024 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $68,000 and $72,000, respectively.

(b) Audit-Related Fees: The aggregate fees billed for the fiscal years ended January 31, 2025 and January 31, 2024 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c) Tax Fees: The aggregate fees billed for the fiscal years ended January 31, 2025 and January 31, 2024 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $12,800 and $12,800, respectively.

(d) All Other Fees: The aggregate fees billed for the fiscal years ended January 31, 2025 and January 31, 2024 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1) Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended January 31, 2025 and January 31, 2024 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $12,800 and $12,800, respectively.

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

N/A

Item 6.	Investments.

Not applicable. This schedule is included as part of the Financial Statements filed under Item 7 of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

YORKTOWN GROWTH FUND

YORKTOWN MULTI-SECTOR BOND FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN SMALL CAP FUND

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION DATED January 31, 2025

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements
Schedule of Investments
Growth Fund	1-4
Multi-Sector Bond Fund	5-17
Short Term Bond Fund	18-26
Small Cap Fund	27-28
Statements of Assets and Liabilities	29-30
Statements of Operations	31
Statements of Changes in Net Assets	32-35
Financial Highlights
Growth Fund	36-38
Multi-Sector Bond Fund	39-42
Short Term Bond Fund	43-45
Small Cap Fund	46-48
Notes to the Financial Statements	49-67
Report of Independent Registered Public Accounting Firm	68-69
Additional Federal Tax Information	70-71
Additional Information	72

Yorktown Growth Fund

SCHEDULE OF INVESTMENTS

January 31, 2025

	Shares	Fair Value
COMMON STOCKS — 96.34%
Communications — 1.38%
Naspers Ltd., Class N - ADR	9,200	$386,860
Seek Ltd. - ADR	9,800	272,440
Trade Desk, Inc. (The), Class A(a)	5,700	676,476
		1,335,776
Consumer Discretionary — 13.11%
Asics Corporation - ADR	24,000	532,800
Aspen Aerogels, Inc.(a)	44,100	515,529
Axon Enterprise, Inc.(a)	1,875	1,222,838
Compagnie Financiere Richemont SA - ADR	25,900	500,388
Copart, Inc.(a)	9,400	544,542
D.R. Horton, Inc.	3,600	510,840
Dorman Products, Inc.(a)	3,700	485,736
Dutch Bros Inc.(a)	10,300	643,956
Evolution AB	2,600	200,190
Genius Sports Ltd.(a)	62,700	553,641
GMS, Inc.(a)	3,100	261,454
InterContinental Hotels Group PLC - ADR	3,750	505,200
Lithia Motors, Inc., Class A	2,100	789,810
MasterBrand, Inc.(a)	40,650	704,058
Miller Industries, Inc.	4,700	310,059
Modine Manufacturing Co.(a)	4,150	421,018
MonotaRO Co., Ltd. - ADR	29,500	510,350
On Holding AG(a)	8,600	514,968
Patrick Industries, Inc.	5,550	539,127
PulteGroup, Inc.	4,000	455,120
Ralph Lauren Corp.	700	174,790
Sportradar Group AG(a)	28,500	597,930
Taylor Morrison Home Corp.(a)	7,400	477,004
Tractor Supply Co.	7,250	394,110
Ulta Beauty, Inc.(a)	850	350,327
		12,715,785
Consumer Staples — 2.44%
BellRing Brands, Inc.(a)	4,500	348,075
Casey’s General Stores, Inc.	1,200	506,124
Performance Food Group Co.(a)	5,630	508,445
Sprouts Farmers Market, Inc.(a)	4,350	688,779
Tootsie Roll Industries, Inc.(a)	10,000	310,600
		2,362,023
Energy — 1.83%
Ovintiv, Inc.	10,300	434,866
Par Pacific Holdings, Inc.(a)	25,300	423,016
Texas Pacific Land Corp.	480	622,642
Transportadora de Gas del Sur SA - ADR(a)	10,300	290,872
		1,771,396
Financials — 14.27%
Banco Macro SA - ADR	5,100	507,195
Blue Owl Capital, Inc.	16,900	439,569
Deutsche Boerse AG - ADR	31,000	764,770
Erie Indemnity Company, Class A	875	352,582
Evercore Partners, Inc., Class A	2,375	691,766
Federal Agricultural Mortgage Corp., Class C	1,600	316,448
FTAI Aviation Ltd.	5,800	583,074
Futu Holdings Ltd. - ADR(a)	3,500	338,275
Grupo Financiero Galicia SA - ADR(a)	7,450	502,726
Hamilton Lane, Inc., Class A	3,300	525,294
Houlihan Lokey, Inc., Class A	3,850	699,622
Interactive Brokers Group, Inc., Class A	3,100	674,064
Kinsale Capital Group, Inc.	1,300	574,522
KKR & Co., Inc.	7,200	1,202,904
LPL Financial Holdings, Inc.	2,990	1,097,001
Patria Investments Ltd.(a)	34,000	404,260
Raymond James Financial, Inc.	6,450	1,086,696
RenaissanceRe Holdings Ltd.	1,450	337,241
Stifel Financial Corp.	4,900	567,665
Stock Yards Bancorp, Inc.	8,100	597,051
StoneX Group, Inc.(a)	4,800	525,696
Tradeweb Markets, Inc., Class A	4,850	615,465

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
White Mountains Insurance Group Ltd.	220	$425,141
		13,829,027
Health Care — 6.15%
Catalyst Pharmaceuticals, Inc.(a)	17,300	390,288
Charles River Laboratories International, Inc.(a)	1,800	296,568
Globus Medical, Inc., Class A(a)	6,400	593,408
ICON PLC(a)	2,450	487,746
Lonza Group AG - ADR	4,600	291,686
Medpace Holdings, Inc.(a)	1,800	628,470
Neurocrine Biosciences, Inc.(a)	2,850	432,687
Penumbra, Inc.(a)	3,000	800,910
Repligen Corp.(a)	2,150	357,351
Sarepta Therapeutics, Inc.(a)	4,600	523,112
Sonova Holding AG - ADR	6,780	472,837
Stevanato Group SpA	16,000	358,560
Straumann Holding AG - ADR	23,000	327,980
		5,961,603
Industrials — 24.20%
Aaon, Inc.	4,500	523,710
API Group Corp.(a)	10,100	385,315
Ashtead Group PLC - ADR	2,050	543,127
BWX Technologies, Inc.	4,700	530,771
Camtek Ltd.	5,200	491,608
Chart Industries, Inc.(a)	1,900	402,021
Clean Harbors, Inc.(a)	1,450	337,850
Comfort Systems USA, Inc.	3,900	1,703,325
Core & Main, Inc., Class A(a)	13,300	750,652
Curtiss-Wright Corp.	1,400	485,716
Disco Corp. - ADR	23,050	664,301
DSV A/S - ADR	3,850	382,844
Expeditors International of Washington, Inc.	2,600	295,308
Federal Signal Corp.	4,850	476,803
Fluidra SA	15,600	402,414
Fluor Corp.(a)	7,650	368,806
Franklin Electric Co., Inc.	6,000	599,940
Generac Holdings, Inc.(a)	1,800	268,794
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,390	381,514
Herc Holdings, Inc.	2,300	469,108
IES Holdings, Inc.(a)	5,400	1,194,912
Ingersoll Rand, Inc.	9,700	909,860
Installed Building Products, Inc.	1,300	258,492
ITT, Inc.	3,300	498,366
Kirby Corp.(a)	6,950	758,593
Korn/Ferry International	5,700	403,161
Kuehne & Nagel International AG - ADR	6,200	281,170
Landstar System, Inc.	2,250	370,485
Middleby Corp. (The)(a)	3,300	564,762
Mueller Industries, Inc.	7,800	614,250
Primoris Services Corp.(a)	4,100	314,757
Prysmian SpA - ADR	15,000	521,250
Prysmian SpA	14,400	1,005,387
RBC Bearings, Inc.(a)	1,000	348,750
Regal Rexnord Corp.	2,300	365,079
Rentokil Initial PLC - ADR	7,800	195,390
Rollins, Inc.	7,300	361,350
Saia, Inc.(a)	1,840	883,402
SPX Technologies, Inc.(a)	2,700	401,004
Techtronic Industries Co. Ltd. - ADR	5,700	383,382
Teledyne Technologies, Inc.(a)	900	460,197
Tetra Tech, Inc.	7,250	266,800
TopBuild Corp.(a)	1,300	445,484
WESCO International, Inc.	3,600	666,000
Woodward, Inc.	2,750	509,438
		23,445,648
Materials — 8.32%
Cabot Corp.	3,200	276,704
Core Natural Resources, Inc.(a)	1,900	171,646
Eagle Materials, Inc.	4,415	1,133,507
Givaudan SA - ADR	5,100	445,600
Gold Fields Ltd. - ADR	22,750	385,157
Hawkins, Inc.	3,700	395,567
IMCD N.V. - ADR(a)	2,300	179,285
James Hardie Industries PLC - ADR(a)	12,300	416,478

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Kingspan Group PLC - ADR	4,650	$322,571
Simpson Manufacturing Co., Inc.	1,900	319,200
Steel Dynamics, Inc.	3,550	455,110
Tenaris SA - ADR	11,300	425,784
Ternium SA - ADR	8,275	248,250
Trex Co., Inc.(a)	8,300	604,489
UFP Industries, Inc.	6,300	728,595
UFP Technologies, Inc.(a)	1,550	425,723
United States Lime & Minerals Inc.	4,125	456,143
West Fraser Timber Co. Ltd.	3,750	325,425
Westlake Chemical Corp.	3,050	348,523
		8,063,757
Real Estate — 1.19%
CBRE Group, Inc., Class A(a)	2,700	390,798
FirstService Corp.	2,300	418,301
McGrath RentCorp	2,850	349,609
		1,158,708
Technology — 21.64%
Advantest Corp. - ADR	5,400	298,836
Agilysys, Inc.(a)	1,350	121,797
Arista Networks, Inc.(a)	9,800	1,129,254
ASM International NV - ADR	1,070	614,255
Bentley Systems, Inc., Class B	6,100	283,955
Clearwater Analytics Holdings, Inc., Class A(a)	5,500	154,880
CyberArk Software Ltd.(a)	3,100	1,150,038
Datadog, Inc., Class A(a)	4,000	570,840
Descartes Systems Group, Inc. (The)(a)	8,200	949,806
Digi International, Inc.(a)	13,700	428,125
Dlocal Ltd., Class A(a)	41,500	547,800
Doximity, Inc., Class A(a)	7,200	425,520
Dynatrace, Inc.(a)	10,600	612,150
ExlService Holdings, Inc.(a)	12,100	608,146
Fabrinet(a)	3,800	821,598
Fortinet, Inc.(a)	4,950	499,356
Globant SA(a)	3,840	819,149
Harmonic, Inc.(a)	26,000	293,280
Intapp, Inc.(a)	8,300	591,707
Jack Henry & Associates, Inc.	2,850	496,156
KLA Corp.	890	657,034
Lasertec Corp.	2,100	209,483
Life360, Inc.(a)	9,000	411,480
Logitech International SA	7,500	730,650
MKS Instruments, Inc.	3,500	396,480
Monolithic Power Systems, Inc.	650	414,290
Paycom Software, Inc.	2,100	435,876
Paylocity Holdings Corp.(a)	3,300	678,216
PTC, Inc.(a)	2,800	541,744
Qualys, Inc.(a)	4,700	655,227
Shift4 Payments, Inc., Class A(a)	4,400	527,340
SPS Commerce, Inc.(a)	4,330	799,665
Super Micro Computer, Inc.(a)	11,250	320,850
SYNNEX Corp.	2,700	384,777
TDK Corp. - ADR	37,500	453,750
Tokyo Electron Ltd. - ADR	6,600	557,568
Tyler Technologies, Inc.(a)	1,650	992,706
Veeva Systems, Inc., Class A(a)	1,650	384,879
		20,968,663
Utilities — 1.81%
ALLETE, Inc.	4,700	308,414
Pampa Energia SA - ADR(a)	12,900	1,153,647
SSE PLC - ADR	14,400	294,336
		1,756,397
Total Common Stocks
(Cost $60,462,664)		93,368,783

RIGHTS — 0.00%
Financials — 0.00%
Grupo Financiero Galicia SA(a)	83	—

Total Rights
(Cost $873)		—

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
ABIOMED, Inc.(a)(b)	1,550	$—

Total Contingent Value Rights
(Cost $—)		—

Total Investments — 96.34%
(Cost $60,463,537)		93,368,783
Other Assets in Excess of Liabilities — 3.66%		3,550,545
Net Assets — 100.00%		$96,919,328

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.0% of the Fund’s net assets.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2025

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 44.87%
Communications — 1.91%
CCO Holdings LLC, 5.00%, 2/1/2028 (a)	$1,000,000	$974,207
CCO Holdings LLC, 4.25%, 2/1/2031 (a)	1,000,000	887,811
CCO Holdings LLC, 4.50%, 6/1/2033 (a)	1,000,000	849,402
Prosus NV, MTN, 3.06%, 7/13/2031 (a)	500,000	418,627
Univision Communications, Inc., 4.50%, 5/1/2029 (a)	1,000,000	911,918
Verizon Communications, Inc., 2.85%, 9/3/2041	1,000,000	696,743
VMED OC UK Financing PLC, 4.75%, 7/15/2031 (a)	1,000,000	880,107
Warnermedia Holdings, Inc., 5.14%, 3/15/2052	1,000,000	746,614
		6,365,429
Consumer Discretionary — 4.12%
Carnival Corp., 4.00%, 8/1/2028 (a)	2,000,000	1,910,090
Carnival Corp., 6.00%, 5/1/2029 (a)	1,000,000	1,002,558
Ford Motor Co., Class B, 3.25%, 2/12/2032	500,000	418,611
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025	2,000,000	1,973,850
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029	2,000,000	1,801,824
Home Depot, Inc. (The), 4.95%, 9/15/2052	1,000,000	907,273
Home Depot, Inc. (The), 5.30%, 6/25/2054	1,000,000	952,007
Lowe’s Cos, Inc., 5.63%, 4/15/2053	1,000,000	961,923
McDonald’s Corp., 5.45%, 8/14/2053	2,000,000	1,916,886
Nissan Motor Acceptance Co., LLC, 6.87%, 9/13/2027 (SOFRIX + 205bps)(a)(b)	1,000,000	1,013,570
Yum! Brands, Inc., 3.63%, 3/15/2031	1,000,000	895,778
		13,754,370
Consumer Staples — 3.94%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036 (a)	100,000	94,597
Coca-Cola Co. (The), 4.65%, 8/14/2034	1,000,000	972,298
Constellation Brands, Inc., 2.25%, 8/1/2031	500,000	416,776
Constellation Brands, Inc., 4.50%, 5/9/2047	500,000	411,890
JBS USA LUX SA, 5.50%, 1/15/2030	1,000,000	1,002,382
JBS USA LUX SA, 3.75%, 12/1/2031	250,000	223,941
JBS USA LUX SA, 3.63%, 1/15/2032	500,000	442,710
Kraft Heinz Foods Co., 5.00%, 6/4/2042 (a)	300,000	271,119
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	814,712
Kraft Heinz Foods Co., 4.88%, 10/1/2049	1,000,000	862,233
Kroger Co. (The), 5.00%, 9/15/2034	1,000,000	970,840
Land O’ Lakes, Inc., 7.25%, 12/31/2049 (a)	2,000,000	1,676,030
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	795,105
PepsiCo, Inc., 5.25%, 7/17/2054	1,000,000	958,720
Performance Food Group, Inc., 4.25%, 8/1/2029 (a)	500,000	470,699
Pilgrim’s Pride Corp., 4.25%, 4/15/2031	1,000,000	929,059
Target Corp., 4.50%, 9/15/2034	1,000,000	950,495
Walmart, Inc., 4.50%, 4/15/2053	1,000,000	872,871
		13,136,477
Financials — 21.20%
American Express Co., 3.55%, 12/31/2049 (H15T5Y + 285.4bps)(b)	1,000,000	966,589
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,017,936

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 + 387.0bps)(b)	$800,000	$771,644
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, 3/25/2167 (H15T5Y + 519.2bps)(b)	1,000,000	1,000,243
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)(b)	2,000,000	1,945,466
Bank of New York Mellon Corp. (The), Class F, 4.63%, 12/20/2049 (TSFR3M + 339.26bps)(b)	1,000,000	988,974
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps)(b)	1,000,000	1,045,491
Barclays PLC, 4.84%, 5/9/2028	2,000,000	1,978,210
Barclays PLC, 5.09%, 6/20/2030 (USISSO05 + 305.40bps)(b)	1,500,000	1,468,861
Barclays PLC, 9.63%, 12/31/2049 (USISSO05 + 577.50bps)(b)	1,000,000	1,115,807
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)(b)	2,000,000	1,870,767
BNP Paribas SA, 8.00%, 8/22/2171 (H15T5Y +372.70bps)(a),(b)	2,000,000	2,098,624
Brighthouse Financial, Inc., 4.70%, 6/22/2047	2,642,000	2,094,802
Citadel Finance LLC, 3.38%, 3/9/2026 (a)	2,000,000	1,961,116
Citigroup, Inc., 6.75%, 12/31/2049 (H15T5Y + 257.20bps)(b)	1,000,000	1,009,551
Citigroup, Inc., 7.13%, 12/31/2049 (H15T5Y + 269.3bps)(b)	1,000,000	1,028,677
Citigroup, Inc., 4.15%, 2/15/2172 (H15T5Y + 300.0bps)(b)	2,000,000	1,947,554
Citigroup, Inc., 3.88%, 5/18/2172 (H15T5Y + 341.7bps)(b)	1,000,000	981,694
Credit Agricole SA, MTN, 4.75%, 12/23/2169 (H15T5Y + 323.7bps)(a),(b)	1,000,000	919,611
FedNat Holding Co., 7.75%, 3/15/2029(c),(d)	2,400,000	148,560
GATX Corp., Class B, 4.00%, 6/30/2030	2,000,000	1,898,134
GE Capital International Funding Co., 3.37%, 11/15/2025	200,000	197,742
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.6bps)(a),(b)	1,000,000	965,350
Goldman Sachs Group, Inc. (The), 6.13%, 5/10/2049 (b)	1,000,000	979,261
Goldman Sachs Group, Inc. (The), 7.50%, 5/10/2079 (H15T5Y + 280.90bps)(b)	1,000,000	1,049,576
HSBC Holdings PLC, 8.00%, 9/7/2093 (H15T5Y + 385.8bps)(b)	1,000,000	1,054,933
ING Groep NV, 5.75%, 11/16/2167 (H15T5Y + 432.2bps)(b)	1,000,000	996,587
ING Groep NV, 4.25%, 10/16/2169 (H15T5Y + 286.2bps)(b)	1,000,000	832,869
Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	2,000,000	2,003,445
JPMorgan Chase & Co., 6.88%, 6/1/2071 (H15T5Y + 273.7bps)(b)	1,000,000	1,046,368
JPMorgan Chase & Co., Class HH, 4.60%, 8/1/2168 (SOFR+ 312.5bps)(b)	1,000,000	1,000,000

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (a)	$500,000	$335,026
Liberty Mutual Group, Inc., 4.30%, 2/1/2061 (a),(b)	1,000,000	629,258
Lloyds Banking Group PLC, 7.50%, 9/27/2165 (USSW5 + 449.6bps)(b)	2,000,000	2,024,704
Lloyds Banking Group PLC, 8.00%, 3/27/2170 (H15T5Y + 391.3bps)(b)	1,000,000	1,050,662
Macquarie Bank Ltd., 3.62%, 6/3/2030 (a)	1,000,000	915,923
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050 (a)	1,000,000	672,149
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050 (a)	1,000,000	750,585
Nordea Bank Abp, 6.30%, 3/25/2049 (a)	1,000,000	964,496
Nordea Bank Abp, 3.75%, 3/1/2140 (H15T5Y + 260.2bps)(a),(b)	1,000,000	884,957
Pacific LifeCorp, 3.35%, 9/15/2050 (a)	500,000	334,333
Pacific LifeCorp, 5.40%, 9/15/2052 (a)	1,000,000	941,240
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)(b)	2,000,000	2,075,624
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	2,000,000	1,969,444
SBL Holdings, Inc., 6.50%, 11/13/2091 (H15T5Y + 562.0bps)(a),(b)	1,393,000	1,294,849
SBL Holdings, Inc., 7.00%, 5/13/2165 (H15T5Y + 558.0bps)(a),(b)	1,000,000	990,000
Societe Generale SA, 8.50%, 3/25/2071 (H15T5Y + 415.30bps)(a),(b)	2,000,000	2,038,310
Societe Generale SA, 10.00%, 5/14/2169 (H15T5Y + 544.80bps)(a),(b)	1,000,000	1,091,643
Standard Chartered PLC, 4.30%, 2/19/2169 (H15T5Y + 313.50bps)(a),(b)	2,000,000	1,800,006
State Street Corp., 6.70%, 12/31/2049 (b)	1,000,000	1,022,098
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)(b)	1,000,000	1,047,364
Toronto-Dominion Bank (The), 7.25%, 7/31/2084 (H15T5Y + 297.70bps)(b)	1,000,000	1,013,438
UBS Group AG, 7.75%, 12/31/2049 (USISSO05 + 416bps)(a),(b)	1,000,000	1,050,512
UBS Group AG, 4.38%, 8/10/2171 (H15T5Y + 331.3bps)(a),(b)	1,000,000	875,897
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,001,363
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a),(b)	500,000	487,400
US Bancorp, 5.30%, 4/15/2171 (TSFR3M + 317.6bps)(b)	1,000,000	994,083
Wells Fargo & Co., 3.90%, 3/15/2069 (H15T5Y + 345.3bps)(b)	1,000,000	983,134
Wells Fargo & Co., 6.85%, 7/15/2071 (H15T5Y + 276.7bps)(b)	1,000,000	1,029,344
Wells Fargo & Co., Class B, 7.63%, 9/15/2171 (H15T5Y + 360.6bps)(b)	1,000,000	1,066,245
		70,718,529
Health Care — 0.22%
Viatris, Inc., 3.85%, 6/22/2040	1,000,000	750,194

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value

Industrials — 4.58%
Air Canada, 3.88%, 8/15/2026 (a)	$1,000,000	$975,532
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	950,725	946,635
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	775,000	725,859
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053	2,000,000	1,683,540
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054	1,000,000	944,464
Burlington Northern Santa Fe LLC, 5.50%, 3/15/2055	1,000,000	982,124
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031	1,000,000	861,481
CSX Corp., 5.50%, 4/15/2041	1,000,000	997,963
Honeywell International, Inc., 5.25%, 3/1/2054	1,000,000	938,731
Norfolk Southern Corp., 5.05%, 8/1/2030	500,000	506,052
Norfolk Southern Corp., 4.55%, 6/1/2053	1,000,000	838,408
Triton Container International Ltd., 3.25%, 3/15/2032	500,000	427,510
Union Pacific Corp., 3.20%, 5/20/2041	1,000,000	755,359
Union Pacific Corp., 2.95%, 3/10/2052	1,000,000	634,487
Union Pacific Corp., 3.50%, 2/14/2053	1,000,000	704,195
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%, 10/7/2025	400,463	394,874
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	383,863	382,279
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030	645,032	589,498
United Parcel Service, Inc., 5.50%, 5/22/2054	1,000,000	973,833
		15,262,824
Materials — 1.28%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	1,000,000	996,125
Ball Corp., 2.88%, 8/15/2030	1,000,000	866,887
Bemis Co., Inc., 2.63%, 6/19/2030	500,000	439,910
Berry Global, Inc., 5.63%, 7/15/2027 (a)	1,000,000	1,002,250
Berry Global, Inc., 5.80%, 6/15/2031 (a)	500,000	514,054
Canpack SA, 3.88%, 11/15/2029 (a)	500,000	452,140
		4,271,366
Real Estate — 0.63%
Iron Mountain, Inc., 4.88%, 9/15/2029 (a)	1,000,000	959,271
Iron Mountain, Inc., 5.25%, 7/15/2030 (a)	1,000,000	962,361
SBA Communications Corp., 3.88%, 2/15/2027 (a)	200,000	193,662
		2,115,294
Technology — 3.12%
Broadcom, Inc., 4.15%, 11/15/2030	1,000,000	956,908
Broadcom, Inc., 4.15%, 11/15/2030	500,000	478,454
Broadcom, Inc., 2.60%, 2/15/2033 (a)	1,000,000	824,883
Broadcom, Inc., 3.50%, 2/15/2041 (a)	1,000,000	773,480
Dell International LLC / EMC Corp., 4.85%, 2/1/2035	1,000,000	946,238
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	1,000,000	975,956
HP, Inc., 6.00%, 9/15/2041	2,500,000	2,523,347

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Juniper Networks, Inc., 2.00%, 12/10/2030	$500,000	$419,460
Juniper Networks, Inc., 5.95%, 3/15/2041	700,000	688,315
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	1,000,000	873,743
Oracle Corp., 4.70%, 9/27/2034	1,000,000	944,094
		10,404,878
Utilities — 3.87%
AEP Texas, Inc., Class I, 2.10%, 7/1/2030	500,000	429,682
Ameren Illinois Co., 4.95%, 6/1/2033	1,000,000	985,790
Appalachian Power Co., Class Z, 3.70%, 5/1/2050	1,000,000	691,251
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	745,216
Dominion Energy, Inc., 4.35%, 1/15/2167 (H15T5Y + 319.5bps)(b)	1,000,000	975,656
Duke Energy Carolinas LLC, Series 2021-4A, Class E, 4.85%, 1/15/2034 (a)	1,000,000	971,357
Duke Energy Ohio, Inc., 5.55%, 3/15/2054	1,000,000	961,650
Duke Energy Progress LLC, 2.50%, 8/15/2050	1,000,000	574,569
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	666,432
NRG Energy, Inc., 4.45%, 6/15/2029 (a)	1,000,000	960,747
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	382,883
Pacific Gas and Electric Co., 3.50%, 8/1/2050	500,000	327,524
PPL Electric Utilities Corp., 5.25%, 5/15/2053	1,000,000	948,053
Southern California Edison Co., 4.88%, 3/1/2049	1,000,000	823,283
Southern Co. (The), 4.85%, 3/15/2035	1,000,000	950,702
Union Electric Co., 3.90%, 4/1/2052	750,000	568,770
Union Electric Co., 5.25%, 1/15/2054	1,000,000	926,921
		12,890,486
Total Corporate Bonds and Notes
(Cost $160,511,307)		149,669,847

ASSET BACKED SECURITIES — 20.39%
American Credit Acceptance Receivables Trust, Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	387,739	387,245
American Credit Acceptance Receivables Trust, Series 2021-2, Class E, MTN, 2.54%, 7/13/2027 (a)	2,000,000	1,998,276
American Credit Acceptance Receivables Trust, Series 2021-3, Class E, MTN, 2.56%, 11/15/2027 (a)	3,000,000	2,986,318
American Credit Acceptance Receivables Trust, Series 2021-4, Class D, 1.82%, 2/14/2028 (a)	401,832	400,886
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, MTN, 3.12%, 2/14/2028 (a)	1,000,000	995,907
Amur Equipment Finance Receivables, Series 2022-2A, Class D, 7.25%, 5/21/2029 (a)	1,000,000	1,025,639
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E, 5.02%, 12/20/2028 (a),(b)	750,000	748,233
Amur Equipment Finance Receivables XIII LLC, Series 2024-2A, Class D, 5.97%, 10/20/2031 (a)	310,000	314,485

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 7/15/2027 (a)	$504,191	$500,602
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028 (a)	1,981,130	1,894,345
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028 (a)	1,453,399	1,410,726
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	1,250,000	1,226,109
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C, 4.02%, 12/17/2029 (a)	1,000,000	991,165
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029 (a)	1,000,000	988,887
Dell Equipment Finance Trust, Series 2024-1, Class D, MTN, 6.12%, 9/23/2030 (a)	250,000	254,661
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/2031 (a)	500,000	500,369
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038 (a)	735,472	659,615
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	1,000,000	986,106
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,000,000	971,390
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000,000	987,981
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030 (a)	1,000,000	993,308
Enterprise Fleet Financing LLC, Series 2021-1, Class A3, 0.70%, 12/21/2026 (a)	84,317	83,541
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 4.38%, 7/20/2029 (a)	179,182	178,959
Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/2031 (a)	500,000	503,618
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	2,000,000	1,943,148
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	3,155,000	3,109,019
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	1,000,000	975,760
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%, 7/17/2028	1,000,000	997,673
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	1,000,000	970,131
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	2,000,000	1,953,294
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%, 12/15/2027 (a)	1,840,000	1,787,692
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 9/15/2027 (a)	1,000,000	947,539

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028 (a)	$1,150,000	$1,090,414
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.35%, 10/15/2027 (a)	500,000	498,968
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D, 3.07%, 5/15/2028 (a)	1,000,000	982,360
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C, 5.75%, 8/15/2028 (a)	1,000,000	1,005,003
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046 (a)	677,833	616,714
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040 (a)	258,361	243,958
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	2,750,000	2,721,392
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	968,151
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%, 10/16/2028 (a)	1,000,000	974,453
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	1,000,000	979,520
Golden Credit Card Trust, Series 2021-1A, Class B, MTN, 1.44%, 8/15/2028 (a)	1,000,000	950,196
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048 (a)	371,360	287,561
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048 (a)	672,386	381,141
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051 (a)	235,297	209,749
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 12/22/2031 (a)	1,000,000	1,011,635
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/2032 (a)	500,000	506,214
ITE Rail Fund Levered LP, Series 2021-3A, Class A, 2.21%, 6/28/2051 (a)	862,062	803,248
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047 (a)	765,234	576,909
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048 (a)	852,630	582,283
Mariner Finance Issuance Trust, Series 2024-A, Class A, 5.13%, 9/22/2036 (a)	2,000,000	2,011,920
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046 (a)	510,926	422,997
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052 (a)	125,439	93,108
NMEF Funding LLC, Series 2024-A, Class B, 5.32%, 12/15/2031 (a)	1,000,000	997,734
NMEF Funding LLC, Series 2024-A, Class A, 6.33%, 12/15/2031 (a)	500,000	500,025
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	99,276	98,763
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029 (a)	1,000,000	1,022,538
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	1,000,000	1,039,131

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Pagaya AI Debt Grantor Trust, Series 2024-5A, Class A, 6.28%, 10/15/2031 (a)	$485,128	$490,125
Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	1,000,000	999,687
Post Road Equipment Finance LLC, Series 2024-1A, Class C, MTN, 5.81%, 10/15/2030 (a)	160,000	161,465
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.67%, 2/15/2028 (a)	1,119,582	1,115,427
SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.92%, 7/20/2029 (a)	498,606	496,287
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	750,000	746,424
SCF Equipment Leasing LLC, Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	500,000	504,961
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045 (a)	545,000	508,681
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%, 8/20/2046 (a)	872,000	767,049
Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.11%, 11/20/2061 (TSFR1M + 81.4bps)(a),(b)	292,741	293,783
Trinity Rail Leasing LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051 (a)	500,000	448,894
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, 9/20/2045 (a)	631,667	577,584
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051 (a)	950,000	880,990
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%, 11/10/2028 (a)	1,000,000	951,706
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	500,540	472,512
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051 (a)	500,000	464,193
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051 (a)	1,063,687	886,165
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	1,000,000	987,159

Total Asset Backed Securities
(Cost $69,247,990)		68,001,804

U.S. GOVERNMENT & AGENCIES — 26.68%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	194,966	185,611
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	670,313	669,780
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042	769,156	753,409
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050	872,095	726,624
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051	534,730	438,860
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051	822,367	677,276
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051	1,563,544	1,283,352
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051	831,828	682,377
Fannie Mae, Pool #BU2591, 2.00%, 12/1/2051	1,227,485	956,752

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052	$840,675	$716,547
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052	859,164	732,632
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052	408,345	348,206
Fannie Mae, Pool #CB3177, 3.50%, 3/1/2052	839,575	743,783
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,510,694	1,383,517
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052	1,306,538	1,112,074
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052	1,339,110	1,141,591
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	863,495	791,026
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052	2,140,018	1,959,673
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052	1,335,877	1,223,293
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053	1,779,520	1,724,223
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	861,509	834,247
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053	792,215	768,509
Fannie Mae, Pool #MA5010, 5.50%, 5/1/2053	851,351	843,207
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053	897,029	867,473
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053	1,808,743	1,748,759
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053	834,915	842,330

Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054	954,939	873,565
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054	1,845,607	1,823,818
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054	833,226	839,879
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054	1,703,209	1,716,837
Fannie Mae, Pool #MA5329, 6.50%, 4/1/2054	808,045	829,248
Fannie Mae, Pool #MA5416, 6.50%, 5/1/2054	820,149	834,111
Fannie Mae, Pool #MA5386, 4.50%, 6/1/2054	970,181	913,567
Fannie Mae, Pool #MA5493, 6.00%, 8/1/2054	994,626	992,723
Fannie Mae, Pool #MA5522, 6.50%, 9/1/2054	920,187	937,826
Fannie Mae, Pool #MA5496, 5.00%, 10/1/2054	1,965,145	1,897,838
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032	500,000	451,158
Federal Farm Credit Bank, 2.13%, 5/21/2040	2,000,000	1,345,448
Federal Farm Credit Bank, 1.95%, 8/13/2040	1,000,000	647,765
Federal Farm Credit Bank, 2.07%, 12/21/2040	500,000	330,653
Federal Farm Credit Banks Funding Corp, 5.72%, 10/28/2044	2,000,000	2,002,496
Federal Farm Credit Banks Funding Corp., 5.24%, 9/19/2039	1,000,000	985,207
Federal Farm Credit Banks Funding Corp., 6.36%, 5/2/2044	1,000,000	1,002,245
Federal Home Loan Banks, 5.40%, 11/21/2034	1,000,000	995,563

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Federal Home Loan Banks, 6.00%, 4/23/2037	$1,000,000	$999,426
Federal Home Loan Banks, 5.00%, 10/21/2039	1,000,000	999,296
Federal Home Loan Banks, 2.01%, 7/16/2040	1,000,000	659,791
Federal Home Loan Banks, 5.50%, 11/25/2044	1,000,000	1,000,500
Federal Home Loan Banks, 6.00%, 1/30/2045	1,000,000	994,363
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,109,093
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033	598,021	601,521
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036	566,616	507,797
Freddie Mac, Pool #RC2064, 1.50%, 6/1/2036	701,668	610,607
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037	514,783	495,098
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	1,532,998	1,277,035
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042	778,503	729,526
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	295,666	264,676
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	675,920	605,073
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	538,903	445,875
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051	718,997	592,573
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051	792,381	676,509

Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052	2,456,036	2,175,457
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052	856,568	807,896
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052	1,710,297	1,656,579
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053	870,504	840,871
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053	832,812	825,658
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053	1,814,819	1,661,859
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053	892,247	864,084
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053	914,153	837,280
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	863,194	856,469
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	916,964	887,899
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053	857,309	849,991
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	896,562	866,666
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053	902,001	849,549
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053	1,896,645	1,838,435
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053	911,032	880,360
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053	1,896,933	1,925,626
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053	2,731,750	2,699,992

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054	$1,393,255	$1,405,155
Freddie Mac, Pool #SD5380, 5.50%, 4/1/2054	949,281	938,636
Freddie Mac, Pool #MA5416, 5.50%, 6/1/2054	924,973	913,760
Freddie Mac, Pool #MA5416, 6.00%, 7/1/2054	913,534	920,688
Freddie Mac, Pool #SD8454, 6.00%, 8/1/2054	932,945	939,603
Freddie Mac, Pool #SD8469, 5.50%, 10/1/2054	965,885	954,025
Freddie Mac, Pool #RE6151, 6.00%, 11/1/2054	945,676	944,738
United States Treasury Note/Bond, 1.25%, 9/30/2028	5,000,000	4,490,039

Total U.S. Government & Agencies
(Cost $92,845,228)		88,975,152

COLLATERALIZED LOAN OBLIGATIONS — 6.05%
Apex Credit CLO Ltd., Series 2018-1A, Class B, MTN, 6.16%, 4/25/2031 (TSFR3M + 186.2bps)(a),(b)	1,190,000	1,190,350
Benefit Street Partners CLO Ltd., Series 2022-29A, Class BR, 0.00%, 1/25/2038 (TSFR3M + 150bps)(a),(b)	1,000,000	1,000,000
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 6.71%, 4/20/2034 (TSFR3M + 241.2bps)(a),(b)	250,000	250,835

Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 6.71%, 1/15/2035 (TSFR3M + 241.2bps)(a),(b)	1,000,000	1,002,472
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 5.56%, 10/25/2034 (SOFR+ 100bps)(a),(b)	500,000	500,042
Carlyle US CLO Ltd., Series 2017-3, Class BR2, 6.92%, 10/21/2037 (TSFR3M + 178bps)(a),(b)	1,000,000	1,006,354
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR, 6.09%, 4/20/2035 (TSFR3M + 180.0bps)(a),(b)	1,000,000	1,002,436
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 6.54%, 5/22/2039 (SOFR + 176.0bps)(a),(b)	1,759,958	1,755,558
Hilton Grand Vacations Trust, Series 2024-3, Class A, 4.98%, 8/27/2040 (a)	937,466	933,203
Madison Park Funding LXVII Ltd, Series 67A, Class B, 6.68%, 4/25/2037 (TSFR3M + 205.0bps)(a),(b)	1,000,000	1,010,154
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 6.76%, 10/15/2032 (TSFR3M + 246.2bps)(a),(b)	1,000,000	1,002,573
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 6.46%, 7/17/2034 (TSFR3M + 216.2bps)(a),(b)	1,000,000	1,001,988

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Neuberger Berman CLO XXI Ltd., Series 2024-21A, Class BR3, 6.17%, 1/20/2039 (TSFR3M + 170bps)(a),(b)	$1,000,000	$1,004,622
Oaktree CLO Ltd., Series 2019-3, 6.10%, 1/20/2038 (TSFR3M + 138bps)(a),(b)	1,000,000	1,003,184
Palmer Square CLO Ltd., Series 2022-1A, Class C, 6.34%, 4/20/2035 (TSFR3M + 205.0bps)(a),(b)	1,000,000	1,002,033
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 6.71%, 4/20/2034 (TSFR3M + 241.2bps)(b)	1,000,000	1,002,348
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 6.31%, 1/15/2034 (TSFR3M + 201.2bps)(a),(b)	1,000,000	1,001,969
Rockford Tower CLO Ltd., Series 2019-2, Class CR2, 6.52%, 8/20/2032 (TSFR3M + 200bps)(a),(b)	1,000,000	1,001,771
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 6.11%, 4/15/2030 (TSFR3M + 181.2bps)(a),(b)	1,000,000	1,000,477
Venture CLO Ltd., Series 2018-31A, Class C1, 6.51%, 4/20/2031 (TSFR3M + 221.2bps)(a),(b)	1,000,000	1,001,507
Wind River CLO Ltd., Series 2016-1KRA, Class CR2, 6.91%, 10/15/2034 (TSFR3M + 261.2bps)(a),(b)	500,000	501,276

Total Collateralized Loan Obligations
(Cost $20,049,210)		20,175,152

Total Investments — 97.99%
(Cost $342,653,735)		326,821,955
Other Assets in Excess of Liabilities — 2.01%		6,694,588
Net Assets — 100.00%		$333,516,543

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as January 31, 2025 was $136,045,704, representing 40.79% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	In default.

(d)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.4% of the Fund’s net assets.

H15T5Y— 5 Year Treasury Rate

MTN— Medium Term Note

SOFR — Secured Overnight Financing Rate

SOFRIX — Secured Overnight Financing Rate Index

TSFR3M — Term Secured Overnight Finance Rate (3 Month)

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

TSFR1M — Term Secured Overnight Finance Rate (1 Month)

USISSO05 — 5 Year Secured Overnight Financing Rate-linked interest rate swap rate

USISDA05 — 5 Year Secured Overnight Financing Rate-linked mid-market interest rate swap rate

USSW5 — USD 5 Year Swap Rate

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2025

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 38.77%
Communications — 0.46%
NBN Co. Ltd., MTN, 1.45%, 5/5/2026 (a)	$1,000,000	$961,153

Consumer Discretionary — 4.70%
Ford Motor Credit Co., LLC, 5.13%, 11/5/2026	1,000,000	999,100
General Motors Financial Co., Inc., 3.80%, 4/7/2025	1,000,000	998,464
General Motors Financial Co., Inc., 1.25%, 1/8/2026	1,000,000	969,102
General Motors Financial Co., Inc., 1.50%, 6/10/2026	1,000,000	956,739
Hyundai Capital America, 4.55%, 9/26/2029 (a)	1,000,000	975,216
McDonald’s Corp., 4.80%, 8/14/2028	1,000,000	1,006,600
McDonald’s Corp., MTN, 5.00%, 5/17/2029	2,000,000	2,021,231
Nissan Motor Co. Ltd., 3.52%, 9/17/2025 (a)	2,000,000	1,973,991
		9,900,443
Consumer Staples — 1.06%
JBS USA LUX SA, 5.13%, 2/1/2028	1,000,000	999,938
JDE Peet’s NV, 1.38%, 1/15/2027 (a)	250,000	233,629
Tyson Foods, Inc., 5.40%, 3/15/2029	1,000,000	1,012,973
		2,246,540
Financials — 15.77%
Air Lease Corp., 1.88%, 8/15/2026	500,000	478,258
Antares Holdings LP, 3.95%, 7/15/2026 (a)	1,500,000	1,463,378
Aviation Capital Group LLC, 1.95%, 1/30/2026 (a)	1,000,000	972,378
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026 (a)	2,000,000	1,941,411
Banco Santander SA, 5.15%, 8/18/2025	1,000,000	1,001,993
Citigroup, Inc., 5.13%, 6/9/2027 (SOFR + 77.0bps)(b)	1,000,000	1,001,484
CNO Global Funding, 1.75%, 10/7/2026 (a)	500,000	474,825
GA Global Funding Trust, 1.63%, 1/15/2026 (a)	1,000,000	971,380
Goldman Sachs Group, Inc. (The), 5.17%, 3/9/2027 (SOFR + 81.0bps)(b)	1,000,000	1,001,406
Goldman Sachs Group, Inc. (The), 5.28%, 10/21/2027 (SOFR + 92.0bps)(b)	2,000,000	2,007,697
HSBC Holdings PLC, 6.03%, 9/12/2026 (TSFR3M + 164.1bps)(b)	1,500,000	1,508,855
HSBC Holdings PLC, 5.90%, 11/19/2030 (SOFR + 129bps)(b)	1,000,000	1,009,613
ING Groep NV, 5.37%, 4/1/2027 (SOFR + 101.0bps)(b)	2,000,000	2,007,370
Jackson National Life Global Funding, 4.60%, 10/1/2029 (a)	1,000,000	979,665
JPMorgan Chase & Co., 4.08%, 4/26/2026 (SOFR + 132.0bps)(b)	1,000,000	998,349
JPMorgan Chase & Co., 5.25%, 4/22/2027 (SOFR + 88.5bps)(b)	2,000,000	2,010,131
JPMorgan Chase & Co., 5.54%, 2/24/2028 (SOFR + 118.0bps)(b)	1,000,000	1,009,682
JPMorgan Chase Bank NA, 5.11%, 12/8/2026	1,000,000	1,010,977
Lloyds Banking Group PLC, 4.58%, 12/10/2025 (a)	250,000	249,347
Met Tower Global Funding, MTN, 1.25%, 9/14/2026 (a)	1,000,000	949,203
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025	1,000,000	986,053

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Nomura Holdings, Inc., 1.65%, 7/14/2026	$1,000,000	$955,654
Nordea Bank Abp, MTN, 1.50%, 9/30/2026 (a)	1,000,000	949,860
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026 (a)	500,000	474,609
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026 (a)	1,000,000	947,220
Protective Life Global Funding, MTN, 1.30%, 9/20/2026 (a)	500,000	473,834
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (a)	1,000,000	951,287
Societe Generale SA, 4.25%, 4/14/2025 (a)	3,000,000	2,992,977
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)(a),(b)	1,000,000	955,231
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025	500,000	493,469
		33,227,596
Health Care — 0.68%
Highmark, Inc., 1.45%, 5/10/2026 (a)	500,000	476,825
McKesson Corp., Class B, 1.30%, 8/15/2026	1,000,000	952,428
		1,429,253
Industrials — 5.24%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	926,957	922,969
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026 (a)	363,757	354,793
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030 (a)	177,588	177,647
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/1/2026	1,529,886	1,491,209
Ashtead Capital, Inc., 1.50%, 8/12/2026 (a)	1,000,000	948,942
CNH Industrial Capital LLC, 1.88%, 1/15/2026	1,000,000	974,001
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025 (a)	1,000,000	972,084
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026 (a)	1,000,000	958,734
Triton Container International Ltd., 2.05%, 4/15/2026 (a)	1,000,000	961,889
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	383,863	382,279
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028	604,258	566,550
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/2029	426,215	433,105
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025	951,784	942,979
Vontier Corp., 1.80%, 4/1/2026	1,000,000	962,316
		11,049,497
Materials — 2.94%
Berry Global, Inc., 1.57%, 1/15/2026	1,000,000	969,086
Berry Global, Inc., 1.65%, 1/15/2027	2,000,000	1,880,817
Graphic Packaging International LLC, 1.51%, 4/15/2026 (a)	1,000,000	958,008
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,000,000	944,895
Sherwin-Williams Co. (The), 4.55%, 3/2/2028	500,000	497,749
Silgan Holdings, Inc., 1.40%, 4/1/2026 (a)	1,000,000	957,168
		6,207,723

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Real Estate — 0.23%
American Tower Corp., 1.60%, 4/15/2026	$500,000	$481,806

Technology — 4.23%
Arrow Electronic, Inc., 4.00%, 4/1/2025	1,000,000	998,528
DXC Technology Co., 1.80%, 9/15/2026	500,000	475,209
Global Payments, Inc., 1.20%, 3/1/2026	1,000,000	961,841
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	1,000,000	986,514
Jabil, Inc., 1.70%, 4/15/2026	1,000,000	963,817
Juniper Networks, Inc., 1.20%, 12/10/2025	1,000,000	970,232
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	1,205,000	1,149,808
Marvell Technology, Inc., 1.65%, 4/15/2026	1,000,000	963,052
Western Union Co. (The), 1.35%, 3/15/2026	1,000,000	960,970
Wipro IT Services LLC, 1.50%, 6/23/2026 (a)	500,000	477,493
		8,907,464
Utilities — 3.46%
AES Corp. (The), 1.38%, 1/15/2026	1,000,000	967,537
Ameren Corp., 1.95%, 3/15/2027	500,000	472,203
Duke Energy Corp., 4.30%, 3/15/2028	1,000,000	987,220
Edison International, 4.70%, 8/15/2025	500,000	498,187
Enel Finance International NV, 1.63%, 7/12/2026 (a)	1,000,000	956,071
Eversource Energy, 1.40%, 8/15/2026	500,000	474,924
Georgia Power Co, 4.55%, 3/15/2030	1,000,000	983,672
Liberty Utilities Co., 5.58%, 1/31/2029 (a)	1,000,000	1,010,248
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027	1,000,000	947,884
		7,297,946
Total Corporate Bonds and Notes
(Cost $83,382,424)		81,709,421

ASSET BACKED SECURITIES — 18.22%
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34%, 11/15/2027 (a)	788,434	784,519
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	414,553	418,581
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033 (a)	194,670	190,503
BHG Securitization Trust, Series 2024-1A, Class A, 5.81%, 4/17/2035 (a)	184,247	187,379
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027	1,625,000	1,617,266
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027	1,000,000	992,411
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028	750,000	731,619
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028	500,000	485,242
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027	1,000,000	971,666
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/2028 (a)	962,059	951,568

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029	$1,000,000	$1,023,048
CCG Receivables Trust, Series 2024-1, Class C, 5.22%, 3/15/2032 (a)	1,000,000	1,001,092
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045 (a)	1,121,306	1,031,427
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045	106,333	98,048
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047 (a)	751,467	678,362
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029 (a)	523,000	529,856
Dllad LLC, Series 2024-1A, Class A3, 5.30%, 7/20/2029 (TSFR3M + 181.2bps)(a),(b)	1,000,000	1,015,639
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	1,746,252	1,710,584
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027 (a)	1,000,000	990,497
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%, 11/16/2026	131,454	130,734
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/2029	1,020,000	1,043,765
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%, 3/15/2027 (a)	500,000	496,754
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%, 12/15/2027 (a)	2,000,000	1,943,144
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	1,500,000	1,497,725
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046 (a)	677,833	616,714
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040 (a)	525,201	496,998
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	1,500,000	1,472,994
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	25,947	23,547
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	58,285	52,509
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056 (a)	168,398	137,818
GreatAmerica Leasing Receivables Funding, Series 2024-2, Class C, 5.28%, 5/17/2032 (a)	1,000,000	1,007,434
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	27,360	24,990
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	361,520	364,794
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/2031 (a)	500,000	505,571
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054 (a)	412,886	374,437
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051 (a)	413,581	380,727

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%, 1/15/2030 (a)	$1,000,000	$1,014,791
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048 (a)	633,875	496,608
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059 (a)	12,743	12,659
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 5.98%, 2/14/2031 (TSFR3M + 146.2bps)(a),(b)	1,000,000	1,001,170
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029 (a)	541,702	547,339
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029 (a)	1,008,000	1,030,718
Octane Receivables Trust, Series RVM1, Class A, 5.01%, 1/22/2046 (a)	1,000,000	1,004,162
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, MTN, 5.59%, 11/15/2029 (a)	212,260	214,013
Post Road Equipment Finance LLC, Series 2025-1A, Class D, 5.43%, 5/15/2031 (a)	500,000	500,371
SCF Equipment Leasing LLC, Series 2025-1A, Class C, 5.37%, 9/20/2034 (a)	500,000	504,821
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 4.91%, 6/15/2039 (TSFR3M + 55.2bps)(b)	77,431	74,761
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 2/17/2032 (a)	795	793
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 9/15/2034 (a)	11,637	11,546
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045 (a)	715,040	667,389
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%, 8/21/2045 (a)	1,288,378	1,230,503
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/2027 (a)	63,139	63,058
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049 (a)	685,000	665,250
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050 (a)	638,156	608,135
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051 (a)	855,940	780,248
Verdant Receivables LLC, Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	984,047	997,200
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 3/15/2027 (a)	1,000,000	993,131

Total Asset Backed Securities
(Cost $39,231,051)		38,398,628

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 37.14%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033	$631,568	$618,819
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035	816,355	782,176
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	204,523	190,180
Fannie Mae, Pool #MA4095, 2.00%, 8/1/2035	801,735	718,525
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037	683,618	657,971
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	670,313	669,780
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041	676,689	580,570
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041	732,461	612,049
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043	797,701	779,395
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043	761,810	748,094
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048	811,900	752,866
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050	705,128	576,079
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050	602,008	496,673
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050	774,202	631,816
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	707,231	536,857
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050	1,465,342	1,153,858
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051	729,105	553,457
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051	630,125	541,031
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051	682,288	564,284
Fannie Mae, Pool #MA4489, 2.00%, 11/1/2051	863,441	655,413
Fannie Mae, Pool #FS0353, 2.00%, 1/1/2052	1,079,804	841,642
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,565,486	1,433,696
Fannie Mae, Pool #CB3372, 3.50%, 4/1/2052	892,533	790,603
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052	848,182	799,957
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	863,495	791,026
Fannie Mae, Pool #MA4970, 6.00%, 2/1/2053	1,080,029	1,075,141
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	861,509	834,247
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053	1,668,061	1,649,357
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053	922,365	843,942
Fannie Mae, Pool #FS5779, 5.50%, 9/1/2053	895,959	885,648
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053	1,773,799	1,754,022
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053	876,086	883,507

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #DB3808, 6.00%, 5/1/2054	$976,681	$986,971
Fannie Mae, Pool #MA5445, 6.00%, 8/1/2054	1,866,258	1,879,576
Federal Farm Credit Banks Funding Corp, 5.44%, 8/21/2034	1,000,000	1,000,475
Federal Farm Credit Banks Funding Corp, 5.60%, 8/5/2039	1,000,000	994,722
Federal Farm Credit Banks Funding Corp, 5.72%, 10/28/2044	1,000,000	1,001,248
Federal Farm Credit Banks Funding Corp., 6.04%, 3/21/2039	1,000,000	998,551
Federal Farm Credit Banks Funding Corp., 6.22%, 4/25/2039	1,000,000	1,000,219
Federal Farm Credit Banks Funding Corp., 6.25%, 5/6/2039	1,000,000	1,001,853
Federal Farm Credit Banks Funding Corp., 6.05%, 6/27/2044	2,000,000	2,001,430
Federal Farm Credit Banks Funding Corp., 6.03%, 8/1/2044	1,000,000	1,000,622
Federal Farm Credit Banks Funding Corp., 5.37%, 8/26/2044	2,000,000	1,983,341
Federal Farm Credit Banks Funding Corp., 5.49%, 9/23/2049	1,000,000	998,444
Federal Home Loan Banks, 5.07%, 1/23/2030	1,000,000	1,003,075
Federal Home Loan Banks, 6.00%, 4/23/2037	1,000,000	999,426
Federal Home Loan Banks, 5.97%, 2/28/2039	2,000,000	2,000,453
Federal Home Loan Banks, 6.25%, 5/2/2039	1,000,000	1,001,825
Federal Home Loan Banks, 5.00%, 10/21/2039	1,000,000	999,296
Federal Home Loan Banks, 5.00%, 10/28/2039	1,000,000	999,269
Federal Home Loan Banks, 6.30%, 4/25/2044	2,000,000	2,000,434
Federal Home Loan Banks, 6.15%, 6/17/2044	1,000,000	1,001,475
Federal Home Loan Banks, 6.23%, 7/22/2044	1,500,000	1,504,003
Federal Home Loan Banks, 5.05%, 10/25/2044	1,000,000	998,300
Federal Home Loan Banks, 5.50%, 11/25/2044	1,000,000	1,000,500
Federal Home Loan Banks, 5.40%, 11/29/2049	1,000,000	1,003,484
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038	1,486,588	1,457,293
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049	879,363	726,612
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051	715,684	543,224
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052	950,991	871,295
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052	864,258	770,165
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052	814,265	767,942
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052	781,611	754,963
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052	895,219	844,128
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053	901,150	849,048
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053	972,480	942,220

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053	$907,892	$899,952
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	863,194	856,469
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053	1,859,063	1,799,849
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053	868,853	842,781
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053	896,809	867,874
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053	948,040	867,333
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053	1,682,624	1,696,749
Freddie Mac, Pool #SD5083, 5.50%, 3/1/2054	894,757	884,239
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054	859,624	866,422
Freddie Mac, Pool #SD8431, 5.50%, 5/1/2054	918,239	907,107
United States Treasury Note/Bond, 1.25%, 9/30/2028	5,000,000	4,490,039

Total U.S. Government & Agencies
(Cost $80,952,501)		78,267,377

COLLATERALIZED LOAN OBLIGATIONS — 4.05%
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 5.96%, 1/15/2035 (TSFR3M + 166.2bps)(a),(b)	1,000,000	1,002,118
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 6.03%, 1/25/2035 (TSFR3M + 140.2bps)(a),(b)	1,000,000	1,001,916
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ, 5.86%, 4/20/2030 (TSFR3M + 156.2bps)(a),(b)	1,000,000	1,001,484
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 0.00%, 4/22/2038 (TSFR3M + 115bps)(a),(b)	500,000	500,000
ICG US CLO Ltd., Series 2014-1A, Class A1, 5.76%, 10/20/2034 (TSFR3M + 146.2bps)(a),(b)	1,000,000	1,002,365
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 5.96%, 10/15/2032 (TSFR3M + 166.2bps)(a),(b)	1,000,000	1,001,530
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 5.95%, 4/15/2035 (TSFR3M + 165.0bps)(a),(b)	1,000,000	1,002,188
Oaktree CLO Ltd., Series 2019-3, 5.90%, 1/20/2038 (TSFR3M + 138bps)(a),(b)	1,000,000	1,005,364
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 6.11%, 4/15/2030 (TSFR3M + 181.2bps)(a),(b)	1,000,000	1,000,477

Total Collateralized Loan Obligations
(Cost $8,496,411)		8,517,442

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

Fair Value
Total Investments — 98.18%
(Cost $212,062,387)	$206,892,868
Other Assets in Excess of Liabilities — 1.82%	3,836,579
Net Assets — 100.00%	$210,729,447

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as January 31, 2025 was $70,715,870, representing 33.56% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

H15T5Y— 5 Year Treasury Rate

MTN— Medium Term Note

SOFR— Secured Overnight Financing Rate

TSFR3M— Term Secured Overnight Finance Rate (3 Month)

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

SCHEDULE OF INVESTMENTS

January 31, 2025

	Shares	Fair Value
COMMON STOCKS — 98.12%
Communications — 1.79%
Grab Holdings Ltd., Class A(a)	52,000	$238,160
Gravity Co. Ltd. - ADR(a)	5,100	315,792
		553,952
Consumer Discretionary — 16.30%
Arhaus Inc	28,250	346,910
Axon Enterprise, Inc.(a)	775	505,439
Boot Barn Holdings, Inc.(a)	1,700	273,445
Boyd Gaming Corp.	2,700	206,955
Cavco Industries, Inc.(a)	800	406,912
Churchill Downs, Inc.	3,100	383,098
Dick’s Sporting Goods, Inc.	2,240	537,712
Dorman Products, Inc.(a)	1,800	236,304
DraftKings, Inc., Class A(a)	9,960	417,822
FirstCash Holdings, Inc.	2,650	289,247
Griffon Corp.	3,050	231,099
Group 1 Automotive, Inc.	440	200,856
SharkNinja, Inc.(a)	3,500	391,335
Sportradar Group AG(a)	13,600	285,328
Texas Roadhouse, Inc.	1,900	344,090
		5,056,552
Consumer Staples — 8.04%
BJ’s Wholesale Club Holdings, Inc.(a)	10,000	990,500
Chefs’ Warehouse, Inc. (The)(a)	7,050	379,713
Dole PLC	12,600	171,612
elf Beauty, Inc.(a)	3,300	329,703
Performance Food Group Co.(a)	2,250	203,197
Pilgrim’s Pride Corp.(a)	9,000	418,860
		2,493,585
Energy — 6.06%
Murphy USA, Inc.	370	186,077
Northern Oil and Gas, Inc.	17,900	643,505
Permian Resources Corp., Class A	44,700	654,855
Range Resources Corp.	10,700	396,328
		1,880,765
Financials — 15.51%
Bancorp, Inc. (The)(a)	4,300	262,558
Brookfield Asset Management Ltd.	5,637	337,262
Enova International, Inc.(a)	2,250	252,720
Freedom Holding Corp.(a)	3,700	521,108
Goosehead Insurance, Inc., Class A(a)	5,050	541,208
Hamilton Lane, Inc., Class A	2,300	366,114
LPL Financial Holdings, Inc.	2,700	990,603
Merchants Bancorp	8,800	368,984
Robinhood Markets, Inc., Class A(a)	17,900	929,905
StoneX Group, Inc.(a)	2,200	240,944
		4,811,406
Health Care — 8.43%
Bio-Techne Corp.	3,600	264,780
Catalyst Pharmaceuticals, Inc.(a)	20,250	456,840
Ensign Group, Inc. (The)	2,100	293,286
Haemonetics Corp.(a)	4,000	276,200
Insmed, Inc.(a)	10,970	840,083
Lantheus Holdings, Inc.(a)	2,450	226,649
RadNet, Inc.(a)	3,900	255,333
		2,613,171
Industrials — 18.94%
Aaon, Inc.	1,700	197,846
AeroVironment, Inc.(a)	1,994	359,219
AZZ, Inc.	3,750	321,712
Badger Meter, Inc.	1,650	352,951
Cactus, Inc., Class A	6,050	361,246
Construction Partners Inc., Class A(a)	4,800	385,920
CSW Industrials, Inc.	1,300	428,753
Herc Holdings, Inc.	1,100	224,356
IES Holdings, Inc.(a)	940	208,003
Itron, Inc.(a)	3,000	322,080
Mueller Industries, Inc.	11,690	920,588
Novanta, Inc.(a)	2,300	344,218
nVent Electric PLC	4,100	266,869
Powell Industries, Inc.	950	227,791
RBC Bearings, Inc.(a)	970	338,288
Tetra Tech, Inc.	7,000	257,600
V2X Inc.(a)	3,500	182,455

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
WESCO International, Inc.	950	$175,750
		5,875,645
Materials — 4.06%
Balchem Corp.	1,450	231,942
Core Natural Resources, Inc.(a)	1,550	140,027
Graphic Packaging Holding Co.	10,450	286,644
Hawkins, Inc.	1,450	155,019
Tacnoglass, Inc.	2,800	212,800
United States Lime & Minerals Inc.	2,100	232,218
		1,258,650
Real Estate — 1.89%
Matson, Inc.	4,130	585,841

Technology — 17.10%
Allegro Microsystems, Inc.(a)	11,300	272,217
Amkor Technology, Inc.	8,250	203,032
Calix, Inc.(a)	9,000	357,120
DoubleVerify Holdings, Inc.(a)	15,100	311,211
Duolingo, Inc.(a)	1,400	509,586
Lattice Semiconductor Corp.(a)	6,500	370,630
Nova Ltd.(a)	1,800	441,324
Onto Innovation, Inc.(a)	1,450	296,902
Paylocity Holdings Corp.(a)	950	195,244
Rambus, Inc.(a)	17,800	1,096,836
Super Micro Computer, Inc.(a)	8,700	248,124
TaskUS, Inc., Class A(a)	19,800	325,710
Verra Mobility Corp.(a)	10,000	263,900
WNS Holdings Ltd.(a)	3,800	232,750
ZoomInfo Technologies, Inc., Class A(a)	17,300	178,017
		5,302,603
Total Common Stocks
(Cost $20,316,050)		30,432,170
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
Sinovac Biotech, Ltd.(b)	74,893	—

Total Contingent Value Rights
(Cost $—)		—

Total Investments — 98.12%
(Cost $20,316,050)		30,432,170
Other Assets in Excess of Liabilities — 1.88%		581,826
Net Assets — 100.00%		$31,013,996

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Assets and Liabilities

January 31, 2025

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Assets:
Investments at value (identified cost of $60,463,537, $342,653,735, $212,062,387 and $20,316,050, respectively)	$93,368,783	$326,821,955	$206,892,868	$30,432,170

Cash	3,618,541	4,733,473	3,847,987	615,171
Dividends and interest receivable	25,455	2,655,234	1,319,114	3,353
Receivable for securities sold	—	656,920	—	—
Receivable for shareholder purchases	2,835	48,562	5,973	198
Reclaims receivable	13,083	—	—	1,697
Other assets	34,387	55,931	44,850	14,967
Total assets	97,063,084	334,972,075	212,110,792	31,067,556

Liabilities:
Payable for shareholder redemptions	16,481	115,667	148,184	4,834
Payable for securities purchased	—	1,000,000	999,995	—
Accrued distribution fees	31,807	110,031	62,434	9,087
Accrued advisory fees	50,159	113,607	89,555	12,005
Accrued accounting service and transfer agent fees	13,855	33,845	19,655	9,354
Other accrued expenses	31,454	82,382	61,522	18,280
Total liabilities	143,756	1,455,532	1,381,345	53,560

Net assets	$96,919,328	$333,516,543	$210,729,447	$31,013,996

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	2,445,502	21,352,784	21,820,430	1,137,455
Net assets	$50,351,959	$194,221,151	$90,679,374	$19,038,607
Net asset value per share	$20.59	$9.10	$4.16	$16.74
Class A: Shares outstanding	459,533	2,735,973	2,014,882	124,326
Net assets	$8,714,186	$23,386,382	$7,799,819	$2,040,167
Net asset value per share	$18.96	$8.55	$3.87	$16.41
Maximum offering price per share(a)	$20.12	$9.07	$3.96	$17.41
Class L: Shares outstanding	2,880,347	14,161,834	32,279,151	649,456
Net assets	$37,853,183	$111,982,469	$112,250,254	$9,935,222
Net asset value per share	$13.14	$7.91	$3.48	$15.30
Class C: Shares outstanding		508,944
Net assets		$3,926,541
Net asset value per share		$7.72

Net assets consist of:
Paid-in capital	$65,508,223	$557,238,590	$237,845,293	$25,879,777
Accumulated earnings (deficit)	31,411,105	(223,722,047)	(27,115,846)	5,134,219

Net assets applicable to outstanding shares of beneficial interest	$96,919,328	$333,516,543	$210,729,447	$31,013,996

(a)	Based on maximum initial sales charge of 5.75% (2.25% for the Short Term Bond Fund).

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Operations

For the Year Ended January 31, 2025

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Investment income
Dividends (net of foreign taxes withheld of $73,534, $–, $– and $–, respectively)	$846,397	$—	$—	$271,618
Interest	102,321	16,959,463	9,385,416	30,592
Total income	948,718	16,959,463	9,385,416	302,210
Expenses
Investment advisory fees	795,524	1,280,071	1,652,169	272,119
Distribution fees
Class A	—	125,496	—	5,025
Class L	363,968	1,193,572	803,814	100,854
Class C	—	47,644	—	—
Transfer agent fees	98,193	316,414	189,535	64,574
Accounting service fees	75,554	106,418	87,877	70,293
Registration fees	60,403	74,495	55,725	65,405
Professional fees	22,632	68,966	47,164	9,926
Shareholder reports	20,867	44,045	23,593	12,875
Trustee fees	19,539	71,358	59,426	7,459
Custodial fees	12,160	34,975	26,635	4,503
Insurance	8,159	32,277	30,846	3,246
Line of credit fees	5,354	16,258	14,327	4,436
Interest expense	76	1,055	7,460	909
Miscellaneous	37,053	158,527	136,444	37,708
Total operating expenses	1,519,482	3,571,571	3,135,015	659,332
Less expenses waived by investment adviser	(275,819)	—	(404,618)	(160,425)
Net operating expenses	1,243,663	3,571,571	2,730,397	498,907
Net investment income (loss)	(294,945)	13,387,892	6,655,019	(196,697)
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions	2,919,521	(2,251,072)	(2,774,733)	3,451,305
Net realized loss from foreign currency	(383)	—	—	(150)
Change in unrealized appreciation on investments	9,408,841	4,093,753	6,043,531	129,989
Change in unrealized appreciation (depreciation) on foreign currency	(1,700)	—	—	85
Net realized and change in unrealized gain on investments	12,326,279	1,842,681	3,268,798	3,581,229
Net increase in net assets resulting from operations	$12,031,334	$15,230,573	$9,923,817	$3,384,532

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Changes in Net Assets

	Growth Fund		Multi-Sector Bond Fund
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
Operations:
Net investment income (loss)	$(294,945)	$(163,877)	$13,387,892	$12,624,218
Net realized gain (loss) from security transactions	2,919,138	(136,750)	(2,251,072)	(16,833,123)
Change in unrealized appreciation on investments	9,407,141	6,540,155	4,093,753	16,947,600
Net increase in net assets resulting from operations	12,031,334	6,239,528	15,230,573	12,738,695
Distributions:
From earnings:
Institutional Class	(178,621)	—	(7,324,346)	(5,567,126)
Class A	(33,892)	—	(1,042,749)	(1,270,584)
Class L	—	—	(4,783,013)	(5,360,519)
Class C			(198,654)	(246,701)
	(212,513)	—	(13,348,762)	(12,444,930)
Capital Transactions — Institutional Class:
Proceeds from shares sold	16,274,746	6,565,200	73,956,417	51,585,745
Reinvestment of distributions	178,004	—	6,897,770	5,142,332
Amount paid for shares redeemed	(5,524,446)	(10,909,450)	(34,051,991)	(31,592,757)
Issued in connection with Fund merger (Note 1)	—	5,952,154	—	—
Total Institutional Class	10,928,304	1,607,904	46,802,196	25,135,320
Capital Transactions — Class A:
Proceeds from shares sold	641,775	3,928,672	2,254,152	1,476,060
Reinvestment of distributions	32,768	—	856,909	1,014,947
Amount paid for shares redeemed	(5,842,976)	(1,954,623)	(6,838,763)	(13,008,106)
Issued in connection with Fund merger (Note 1)	—	1,738,180	—	—
Total Class A	(5,168,433)	3,712,229	(3,727,702)	(10,517,099)
Capital Transactions — Class L:
Proceeds from shares sold	3,476,804	2,263,851	13,651,177	12,009,684
Reinvestment of distributions	—	—	4,314,684	4,720,461
Amount paid for shares redeemed	(4,957,630)	(6,200,037)	(30,411,976)	(38,707,211)
Issued in connection with Fund merger (Note 1)	—	5,193,551	—	—
Total Class L	(1,480,826)	1,257,365	(12,446,115)	(21,977,066)
Capital Transactions — Class C:
Proceeds from shares sold			92,725	61,400
Reinvestment of distributions			98,191	125,040
Amount paid for shares redeemed			(1,717,363)	(1,554,842)
Issued in connection with Fund merger (Note 1)			—	—
Total Class C			(1,526,447)	(1,368,402)
Net increase (decrease) in net assets resulting from capital share transactions	4,279,045	6,577,498	29,101,932	(8,727,247)
Total increase (decrease) in net assets	16,097,866	12,817,026	30,983,743	(8,433,482)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Multi-Sector Bond Fund
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
Net Assets
Beginning of year	$80,821,462	$68,004,436	$302,532,800	$310,966,282
End of year	$96,919,328	$80,821,462	$333,516,543	$302,532,800

Share Transactions — Institutional Class:
Shares sold	823,638	391,839	8,145,721	5,932,530
Shares issued in reinvestment of distributions	9,036	—	764,016	592,386
Shares redeemed	(280,513)	(657,539)	(3,765,275)	(3,633,094)
Issued in connection with Fund merger (Note 1)	—	356,275	—	—
Total Institutional Class	552,161	90,575	5,144,462	2,891,822
Share Transactions — Class A:
Shares sold	35,779	262,503	261,270	178,709
Shares issued in reinvestment of distributions	1,806	—	100,921	123,805
Shares redeemed	(319,017)	(129,312)	(803,596)	(1,583,673)
Issued in connection with Fund merger (Note 1)	—	112,936	—	—
Total Class A	(281,432)	246,127	(441,405)	(1,281,159)
Share Transactions — Class L:
Shares sold	276,487	212,862	1,729,589	1,562,694
Shares issued in reinvestment of distributions	—	—	548,065	619,276
Shares redeemed	(395,800)	(575,574)	(3,858,625)	(5,057,072)
Issued in connection with Fund merger (Note 1)	—	481,891	—	—
Total Class L	(119,313)	119,179	(1,580,971)	(2,875,102)
Share Transactions — Class C:
Shares sold			11,953	8,349
Shares issued in reinvestment of distributions			12,782	16,777
Shares redeemed			(222,538)	(207,645)
Issued in connection with Fund merger (Note 1)			—	—
Total Class C			(197,803)	(182,519)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
Operations:
Net investment income (loss)	$6,655,019	$7,045,355	$(196,697)	$(67,428)
Net realized gain (loss) from security transactions	(2,774,733)	(4,298,272)	3,451,155	489,519
Change in unrealized appreciation on investments	6,043,531	9,886,069	130,074	470,747
Net increase in net assets resulting from operations	9,923,817	12,633,152	3,384,532	892,838
Distributions:
From earnings:
Institutional Class	(3,019,519)	(3,357,568)	—	(45,790)
Class A	(248,781)	(238,803)	—	(1,796)
Class L	(3,433,917)	(3,659,745)	—	—
	(6,702,217)	(7,256,116)	—	(47,586)
Capital Transactions — Institutional Class:
Proceeds from shares sold	28,596,831	23,548,060	5,876,461	5,382,728
Reinvestment of distributions	2,909,964	3,248,055	—	44,851
Amount paid for shares redeemed	(56,472,553)	(73,509,981)	(8,053,739)	(19,991,157)
Issued in connection with Fund merger (Note 1)	—	—	—	1,959,805
Total Institutional Class	(24,965,758)	(46,713,866)	(2,177,278)	(12,603,773)
Capital Transactions — Class A:
Proceeds from shares sold	1,024,224	1,815,129	59,127	8,252
Reinvestment of distributions	247,908	238,042	—	1,767
Amount paid for shares redeemed	(2,300,058)	(2,832,953)	(222,898)	(210,345)
Issued in connection with Fund merger (Note 1)	—	—	—	1,251,868
Total Class A	(1,027,926)	(779,782)	(163,771)	1,051,542
Capital Transactions — Class L:
Proceeds from shares sold	19,772,571	19,792,088	719,787	911,597
Reinvestment of distributions	3,276,574	3,466,116	—	—
Amount paid for shares redeemed	(47,154,139)	(69,495,578)	(1,684,451)	(850,629)
Issued in connection with Fund merger (Note 1)	—	—	—	5,717,140
Total Class L	(24,104,994)	(46,237,374)	(964,664)	5,778,108
Net decrease in net assets resulting from capital share transactions	(50,098,678)	(93,731,022)	(3,305,713)	(5,774,123)
Total increase (decrease) in net assets	(46,877,078)	(88,353,986)	78,819	(4,928,871)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2025	For the Year Ended January 31, 2024
Net Assets
Beginning of year	$257,606,525	$345,960,511	$30,935,177	$35,864,048
End of year	$210,729,447	$257,606,525	$31,013,996	$30,935,177

Share Transactions — Institutional Class:
Shares sold	6,946,963	5,895,294	369,578	383,121
Shares issued in reinvestment of distributions	708,042	815,416	—	2,959
Shares redeemed	(13,683,933)	(18,439,850)	(513,340)	(1,435,020)
Issued in connection with Fund merger (Note 1)	—	—	—	140,094
Total Institutional Class	(6,028,928)	(11,729,140)	(143,762)	(908,846)
Share Transactions — Class A:
Shares sold	264,523	484,989	3,838	597
Shares issued in reinvestment of distributions	64,671	63,956	—	119
Shares redeemed	(600,696)	(760,277)	(14,330)	(15,508)
Issued in connection with Fund merger (Note 1)	—	—	—	91,080
Total Class A	(271,502)	(211,332)	(10,492)	76,288
Share Transactions — Class L:
Shares sold	5,709,915	5,878,329	49,084	69,842
Shares issued in reinvestment of distributions	949,031	1,031,376	—	—
Shares redeemed	(13,630,419)	(20,643,590)	(114,534)	(66,419)
Issued in connection with Fund merger (Note 1)	—	—	—	441,799
Total Class L	(6,971,473)	(13,733,885)	(65,450)	445,222

The accompanying notes are an integral part of these financial statements.

Yorktown Growth Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$17.95	$16.48	$17.92	$19.69	$16.48
Income from investment operations
Net investment income (loss)(1)	0.01	0.04	— (2)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments	2.70	1.43	(1.44)	0.82	5.23
Total income (loss) from investment operations	2.71	1.47	(1.44)	0.75	5.13

Distributions
From net investment income	(0.07)	—	—	—	—
From net realized gain on security transactions	—	—	—	(2.52)	(1.92)
Total distributions	(0.07)	—	—	(2.52)	(1.92)
Net asset value, end of year	$20.59	$17.95	$16.48	$17.92	$19.69

Total return	15.14%	8.92%	(8.04)%	2.45%	31.70%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,352	$33,985	$29,704	$26,805	$25,611
Ratio of expenses to average net assets before waivers	1.31%	1.49%	1.46%	1.37%	1.46%
Ratio of net expenses to average net assets	1.00%	1.01%	1.00%	1.04%	1.33%
Ratio of net investment income (loss) to average net assets	0.06%	0.21%	0.01%	(0.33)%	(0.58)%
Portfolio turnover rate	52%	40%	78%	54%	94%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$16.54	$15.18	$16.51	$18.31	$15.44
Income from investment operations
Net investment income (loss)(1)	0.02	0.03	— (2)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	2.47	1.33	(1.33)	0.79	4.88
Total income (loss) from investment operations	2.49	1.36	(1.33)	0.72	4.79

Distributions
From net investment income	(0.07)	—	—	—	—
From net realized gain on security transactions	—	—	—	(2.52)	(1.92)
Total distributions	(0.07)	—	—	(2.52)	(1.92)
Net asset value, end of year	$18.96	$16.54	$15.18	$16.51	$18.31

Total return (excludes sales charge)	15.10%	8.96%	(8.06)%	2.48%	31.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,714	$12,253	$7,511	$9,544	$9,991
Ratio of expenses to average net assets before waivers	1.31%	1.49%	1.46%	1.37%	1.46%
Ratio of net expenses to average net assets	1.00%	1.01%	1.00%	1.04%	1.33%
Ratio of net investment income (loss) to average net assets	0.14%	0.21%	0.03%	(0.33)%	(0.57)%
Portfolio turnover rate	52%	40%	78%	54%	94%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$11.53	$10.69	$11.74	$13.80	$12.13
Income from investment operations
Net investment loss(1)	(0.11)	(0.08)	(0.10)	(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments	1.72	0.92	(0.95)	0.66	3.79
Total income (loss) from investment operations	1.61	0.84	(1.05)	0.46	3.59

Distributions
From net realized gain on security transactions	—	—	—	(2.52)	(1.92)
Total distributions	—	—	—	(2.52)	(1.92)
Net asset value, end of year	$13.14	$11.53	$10.69	$11.74	$13.80

Total return	13.96%	7.86%	(8.94)%	1.38%	30.35%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$37,853	$34,583	$30,790	$37,380	$35,192
Ratio of expenses to average net assets before waivers	2.31%	2.49%	2.46%	2.37%	2.46%
Ratio of net expenses to average net assets	2.00%	2.01%	2.00%	2.04%	2.33%
Ratio of net investment loss to average net assets	(0.91)%	(0.79)%	(0.97)%	(1.33)%	(1.57)%
Portfolio turnover rate	52%	40%	78%	54%	94%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$9.01	$8.97	$10.13	$10.36	$10.96
Income from investment operations
Net investment income(1)	0.42	0.42	0.42	0.40	0.46
Net realized and unrealized gain (loss) on investments	0.06	0.01	(1.18)	(0.25)	(0.62)
Total income (loss) from investment operations	0.48	0.43	(0.76)	0.15	(0.16)

Distributions
From net investment income	(0.39)	(0.39)	(0.40)	(0.38)	(0.44)
Total distributions	(0.39)	(0.39)	(0.40)	(0.38)	(0.44)
Net asset value, end of year	$9.10	$9.01	$8.97	$10.13	$10.36

Total return	5.51%	5.02%	(7.47)%	1.46%	(1.18)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$194,221	$146,035	$119,412	$157,188	$150,520
Ratio of net expenses to average net assets	0.69%	0.70%	0.67%	0.61%	0.62%
Ratio of net investment income to average net assets	4.61%	4.83%	4.59%	3.85%	4.69%
Portfolio turnover rate	34%	43%	29%	26%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$8.49	$8.47	$9.60	$9.83	$10.42
Income from investment operations
Net investment income(1)	0.35	0.36	0.35	0.33	0.39
Net realized and unrealized gain (loss) on investments	0.06	0.01	(1.12)	(0.23)	(0.59)
Total income (loss) from investment operations	0.41	0.37	(0.77)	0.10	(0.20)

Distributions
From net investment income	(0.35)	(0.35)	(0.36)	(0.33)	(0.39)
Total distributions	(0.35)	(0.35)	(0.36)	(0.33)	(0.39)
Net asset value, end of year	$8.55	$8.49	$8.47	$9.60	$9.83

Total return (excludes sales charge)	4.95%	4.54%	(8.04)%	1.04%	(1.65)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,386	$26,974	$37,765	$55,430	$74,402
Ratio of net expenses to average net assets	1.19%	1.20%	1.17%	1.11%	1.12%
Ratio of net investment income to average net assets	4.11%	4.32%	4.09%	3.35%	4.17%
Portfolio turnover rate	34%	43%	29%	26%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$7.88	$7.89	$8.97	$9.22	$9.80
Income from investment operations
Net investment income(1)	0.28	0.29	0.29	0.26	0.32
Net realized and unrealized gain (loss) on investments	0.07	0.01	(1.05)	(0.22)	(0.55)
Total income (loss) from investment operations	0.35	0.30	(0.76)	0.04	(0.23)

Distributions
From net investment income	(0.32)	(0.31)	(0.32)	(0.29)	(0.35)
Total distributions	(0.32)	(0.31)	(0.32)	(0.29)	(0.35)
Net asset value, end of year	$7.91	$7.88	$7.89	$8.97	$9.22

Total return	4.47%	4.01%	(8.47)%	0.43%	(2.12)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$111,982	$124,083	$146,927	$194,587	$222,020
Ratio of net expenses to average net assets	1.69%	1.70%	1.67%	1.61%	1.62%
Ratio of net investment income to average net assets	3.61%	3.83%	3.59%	2.85%	3.68%
Portfolio turnover rate	34%	43%	29%	26%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$7.70	$7.72	$8.78	$9.03	$9.61
Income from investment operations
Net investment income(1)	0.28	0.29	0.28	0.26	0.32
Net realized and unrealized gain (loss) on investments	0.06	— (2)	(1.02)	(0.22)	(0.55)
Total income (loss) from investment operations	0.34	0.29	(0.74)	0.04	(0.23)

Distributions
From net investment income	(0.32)	(0.31)	(0.32)	(0.29)	(0.35)
Total distributions	(0.32)	(0.31)	(0.32)	(0.29)	(0.35)
Net asset value, end of year	$7.72	$7.70	$7.72	$8.78	$9.03

Total return (excludes sales charge)	4.46%	3.98%	(8.41)%	0.45%	(2.14)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,927	$5,441	$6,862	$12,400	$18,282
Ratio of net expenses to average net assets	1.69%	1.70%	1.67%	1.61%	1.62%
Ratio of net investment income to average net assets	3.61%	3.82%	3.59%	2.85%	3.68%
Portfolio turnover rate	34%	43%	29%	26%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$4.09	$3.99	$4.18	$4.27	$4.25
Income from investment operations
Net investment income(1)	0.13	0.11	0.07	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.06	0.09	(0.19)	(0.09)	0.02 (2)
Total income (loss) from investment operations	0.19	0.20	(0.12)	(0.03)	0.10

Distributions
From net investment income	(0.12)	(0.10)	(0.07)	(0.06)	(0.08)
Total distributions	(0.12)	(0.10)	(0.07)	(0.06)	(0.08)
Net asset value, end of year	$4.16	$4.09	$3.99	$4.18	$4.27

Total return	4.67%	5.13%	(2.94)%	(0.73)%	2.43%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$90,679	$113,859	$157,921	$179,974	$207,543
Ratio of expenses to average net assets before waivers or recoupments	0.99%	0.96%	0.92%	0.87%	0.88%
Ratio of net expenses to average net assets	0.82%	0.85%	0.85%	0.85%	0.89%
Ratio of net investment income to average net assets	3.16%	2.72%	1.86%	1.46%	2.00%
Portfolio turnover rate	35%	24%	21%	41%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$3.82	$3.73	$3.91	$4.00	$3.98
Income from investment operations
Net investment income(1)	0.12	0.10	0.07	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.05	0.09	(0.18)	(0.09)	0.02 (2)
Total income (loss) from investment operations	0.17	0.19	(0.11)	(0.03)	0.10

Distributions
From net investment income	(0.12)	(0.10)	(0.07)	(0.06)	(0.08)
Total distributions	(0.12)	(0.10)	(0.07)	(0.06)	(0.08)
Net asset value, end of year	$3.87	$3.82	$3.73	$3.91	$4.00

Total return (excludes sales charge)	4.47%	5.22%	(2.88)%	(0.78)%	2.59%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,800	$8,727	$9,322	$11,820	$12,176
Ratio of expenses to average net assets before waivers or recoupments	0.99%	0.96%	0.92%	0.87%	0.88%
Ratio of net expenses to average net assets	0.82%	0.85%	0.85%	0.85%	0.89%
Ratio of net investment income to average net assets	3.16%	2.71%	1.86%	1.46%	2.06%
Portfolio turnover rate	35%	24%	21%	41%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$3.44	$3.37	$3.54	$3.63	$3.63
Income from investment operations
Net investment income(1)	0.09	0.07	0.04	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.05	0.08	(0.17)	(0.08)	—
Total income (loss) from investment operations	0.14	0.15	(0.13)	(0.05)	0.05

Distributions
From net investment income	(0.10)	(0.08)	(0.04)	(0.04)	(0.05)
Total distributions	(0.10)	(0.08)	(0.04)	(0.04)	(0.05)
Net asset value, end of year	$3.48	$3.44	$3.37	$3.54	$3.63

Total return	3.99%	4.49%	(3.54)%	(1.48)%	1.55%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$112,250	$135,020	$178,718	$355,628	$356,117
Ratio of expenses to average net assets before waivers or recoupments	1.64%	1.61%	1.57%	1.52%	1.60%
Ratio of net expenses to average net assets	1.47%	1.50%	1.50%	1.50%	1.61%
Ratio of net investment income to average net assets	2.51%	2.07%	1.15%	0.81%	1.29%
Portfolio turnover rate	35%	24%	21%	41%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2025	2024		2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$14.92	$14.35		$16.88	$17.43	$12.23
Income from investment operations
Net investment income (loss)(1)	(0.05)	—	(2)	0.05	(0.05)	— (2)
Net realized and unrealized gain (loss) on investments	1.87	0.61		(1.53)	0.37	5.21
Total income (loss) from investment operations	1.82	0.61		(1.48)	0.32	5.21

Distributions
From net investment income	—	(0.04)		—	—	(0.01)
From net realized gain on security transactions	—	—		(1.05)	(0.87)	—
Total distributions	—	(0.04)		(1.05)	(0.87)	(0.01)
Net asset value, end of year	$16.74	$14.92		$14.35	$16.88	$17.43

Total return	12.20%	4.21%		(8.36)%	1.34%	42.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,039	$19,113		$31,437	$44,971	$45,375
Ratio of expenses to average net assets before waivers	1.83%	1.77%		1.53%	1.38%	1.63%
Ratio of net expenses to average net assets	1.30%	1.19%		1.17%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets	(0.30)%	—	%(3)	0.30%	(0.28)%	(0.03)%
Portfolio turnover rate	104%	176%		110%	49%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Amount is less than 0.005% per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$14.66	$14.12	$16.67	$17.26	$12.13
Income from investment operations
Net investment income (loss)(1)	(0.09)	(0.04)	0.01	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	1.84	0.59	(1.51)	0.38	5.17
Total income (loss) from investment operations	1.75	0.55	(1.50)	0.28	5.13

Distributions
From net investment income	—	(0.01)	—	—	—
From net realized gain on security transactions	—	—	(1.05)	(0.87)	—
Total distributions	—	(0.01)	(1.05)	(0.87)	—
Net asset value, end of year	$16.41	$14.66	$14.12	$16.67	$17.26

Total return (excludes sales charge)	11.94%	3.92%	(8.59)%	1.12%	42.29%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,040	$1,977	$827	$944	$703
Ratio of expenses to average net assets before waivers	2.08%	2.13%	1.78%	1.63%	1.88%
Ratio of net expenses to average net assets	1.55%	1.44%	1.42%	1.41%	1.40%
Ratio of net investment income (loss) to average net assets	(0.56)%	(0.29)%	0.05%	(0.53)%	(0.30)%
Portfolio turnover rate	104%	176%	110%	49%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2025	2024	2023	2022	2021
For a share outstanding throughout each year
Net asset value, beginning of year	$13.77	$13.35	$15.94	$16.67	$11.81
Income from investment operations
Net investment loss(1)	(0.19)	(0.14)	(0.10)	(0.22)	(0.13)
Net realized and unrealized gain (loss) on investments	1.72	0.56	(1.44)	0.36	4.99
Total income (loss) from investment operations	1.53	0.42	(1.54)	0.14	4.86

Distributions
From net realized gain on security transactions	—	—	(1.05)	(0.87)	—
Total distributions	—	—	(1.05)	(0.87)	—
Net asset value, end of year	$15.30	$13.77	$13.35	$15.94	$16.67

Total return	11.11%	3.15%	(9.25)%	0.31%	41.15%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,935	$9,845	$3,601	$3,220	$2,292
Ratio of expenses to average net assets before waivers	2.83%	2.88%	2.53%	2.38%	2.63%
Ratio of net expenses to average net assets	2.30%	2.19%	2.17%	2.16%	2.15%
Ratio of net investment loss to average net assets	(1.31)%	(1.04)%	(0.70)%	(1.28)%	(1.05)%
Portfolio turnover rate	104%	176%	110%	49%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Notes to the Financial Statements

January 31, 2025

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Multi-Sector Bond Fund, Short Term Bond Fund, and Small Cap Fund (collectively the “Funds”), each a diversified series of the Trust. Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Sector Bond Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Sector Bond Fund’s investment objective is current income with limited credit risk. The Multi-Sector Bond Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser seeks to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Plan of Reorganization

The shareholders of the Yorktown Capital Appreciation Fund and Yorktown Master Allocation Fund (each, a “Target Fund” and collectively, the “Target Funds”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each Target Fund to the corresponding Acquiring Fund, as indicated below. The tax-free reorganization took place on August 25, 2023, and was designed to provide shareholders the opportunity to potentially benefit from economies of scale. For financial reporting purposes, assets received, and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Target Fund	Acquiring Fund
Yorktown Master Allocation Fund	Yorktown Growth Fund
Yorktown Capital Appreciation Fund	Yorktown Small Cap Fund

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

The following is a summary of shares outstanding, net assets, NAV per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Master Allocation Fund	Growth Fund	Growth Fund
Institutional Class
Shares	410,824	1,458,576	1,814,851
Net Assets	$5,952,154	$24,372,832	$30,324,986
Net Asset Value	$14.49	$16.71	$16.71

Class A
Shares	140,625	655,449	768,385
Net Assets	$1,738,180	$10,087,963	$11,826,143
Net Asset Value	$12.36	$15.39	$15.39

	Before Reorganization		After Reorganization
	Master Allocation Fund	Growth Fund	Growth Fund
Class L
Shares	527,765	2,742,618	3,224,509
Net Assets	$5,193,551	$29,558,522	$34,752,073
Net Asset Value	$9.84	$10.78	$10.78

Fund Total
Shares	1,079,214	4,856,643	5,807,745
Net Assets	$12,883,885	$64,019,317	$76,903,202
Unrealized Appreciation (Depreciation) on Investments	$—	$18,260,806	$18,260,806

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

Assuming the reorganization had been completed on February 1, 2023, the beginning of the annual reporting period of the Growth Fund, the Growth Fund’s pro forma results of operations for the year ended January 31, 2024 would have been as follows:

Net Investment Income (unaudited)	Net Realized Gains and Net Change in Unrealized Appreciation (Depreciation) on Investments (unaudited)	Change in Net Assets from Operations (unaudited)
($333,108)	$6,433,656	$6,100,468

	Before Reorganization		After Reorganization
	Capital Appreciation Fund	Small Cap Fund	Small Cap Fund
Institutional Class
Shares	82,564	1,282,408	1,422,502
Net Assets	$1,959,805	$17,939,907	$19,899,712
Net Asset Value	$23.74	$13.99	$13.99

Class A
Shares	54,963	56,875	147,955
Net Assets	$1,251,868	$781,730	$2,033,598
Net Asset Value	$22.78	$13.74	$13.74

	Before Reorganization		After Reorganization
	Capital Appreciation Fund	Small Cap Fund	Small Cap Fund
Class L
Shares	270,333	276,880	718,679
Net Assets	$5,717,140	$3,582,975	$9,300,115
Net Asset Value	$21.15	$12.94	$12.94

Fund Total
Shares	407,860	1,616,163	2,289,136
Net Assets	$8,928,813	$22,304,612	$31,233,425
Unrealized Appreciation (Depreciation) on Investments	$(484,472)	$6,171,652	$5,687,180

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

Assuming the reorganization had been completed on February 1, 2023, the beginning of the annual reporting period of the Small Cap Fund, the Small Cap Fund’s pro forma results of operations for the year ended January 31, 2024 would have been as follows:

Net Investment Income (unaudited)	Net Realized and Net Change in Unrealized Appreciation (Depreciation) on Investments (unaudited)	Change in Net Assets from Operations (unaudited)
($179,123)	$1,204,444	$1,025,321

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Master Allocation Fund and Capital Appreciation Fund that have been included in the Growth Fund and Small Cap Fund statements of operations since January 31, 2024.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. The Board of Trustees has designated the Adviser as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee pursuant to its valuation policies and procedures, which have been approved by the Board of Trustees.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2025, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$93,368,783	$—	$—		$93,368,783
Contingent Value Rights	—	—	—	(a)	—
Rights	—	—	—		—
Total	$93,368,783	$—	$—		$93,368,783

(a)	Consists of holding: ABIOMED, Inc.

Multi-Sector Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$68,001,804	$—	$68,001,804
Collateralized Loan Obligations	—	20,175,152	—	20,175,152
Corporate Bonds and Notes	—	149,521,287	148,560	149,669,847
U.S. Government & Agencies	—	88,975,152	—	88,975,152
Total	$—	$326,673,395	$148,560	$326,821,955

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	38,398,628	$—	$38,398,628
Collateralized Loan Obligations	—	8,517,442	—	8,517,442
Corporate Bonds and Notes	—	81,709,421	—	81,709,421
U.S. Government & Agencies	—	78,267,377	—	78,267,377
Total	$—	$206,892,868	$—	$206,892,868

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$30,432,170	$—	$—		$30,432,170
Contingent Value Rights	—	—	—	(a)	—
Total	$30,432,170	$—	$—		$30,432,170

(a)	Consists of holding: Sinovac Biotech, Ltd.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

See schedules of investments for breakdown of sectors in which the Funds invest.

Following is a reconciliation of assets in which significant inputs (Level 3) were used in determining fair value for the Multi-Sector Bond Fund:

Asset Category	Balance as of January 31, 2024	Realized gain (loss)	Purchases	Sales	Change in unrealized appreciation (depreciation)	Balance as of January 31, 2025
Corporate Bonds and Notes	$373,920	$—	$—	$—	$(225,360)	$148,560

The net change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at January 31, 2025 was as follows:

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds and Notes	$(225,360)
Total	$(225,360)

The following provides quantitative information about the Multi-Sector Bond Fund significant Level 3 fair value measurements as of January 31, 2025:

	Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value as of January 31, 2025	Valuation Techniques	Unobservable Input(s)	Amount or Range
Corporate Bonds and Notes	$148,560	Estimated Recovery Value	Recovery Proceeds	$6.19

The significant unobservable inputs that may be used in the fair value measurement of the Funds’ investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. These filings are subject to various administrative and judicial proceedings within these countries. Amounts elated to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in Dividends and Miscellaneous in the Investment Income and Expenses sections of the Statements of Operations, respectively.

Dividends and Distributions

Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within 13 months from the date of purchase.

Regulatory Update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) — The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, no longer appears in a streamlined shareholder report but is available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

3.	Principal Risks

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks — The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks — Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Credit and Counterparty Risks — The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Sector Risk — If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	0.90%(a)
Multi-Sector Bond Fund	0.40%
Short Term Bond Fund	0.70%
Small Cap Fund	0.90%

(a)	Effective, February 5, 2024, the management fee was reduced from 1.00% to 0.90%. Previously, the management fee for the year ended January 31, 2024 was 1.00%.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Class C	Institutional Class
Growth Fund	0.99%	1.99%		0.99%
Short Term Bond Fund(a)	0.79%	1.44%		0.79%
Small Cap Fund(b)	1.60%	2.35%		1.35%

(a)

Effective May 31, 2024, the Short Term Bond Fund’s ratio of total annual operating expenses is limited to 0.79% for Class A Shares, 1.44% for Class L Shares, and 0.79% for Institutional Class Shares until at least May 31, 2025. Previously, the Short Term Bond Fund’s ratio of total annual operating expenses was limited to 0.84% for Class A Shares, 1.49% for Class L Shares, and 0.84%.

(b)

Effective May 31, 2024, the Small Cap Fund’s ratio of total annual operating expenses is limited to 1.60% for Class A Shares, 2.35% for Class L Shares, and 1.35% for Institutional Class Shares until at least May 31, 2025. Previously, the Small Cap Fund’s ratio of total annual operating expenses was limited to 1.40% for Class A Shares, 2.15% for Class L Shares, and 1.15%.

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the fiscal year ended January 31, 2025, the Adviser contractually waived fees and reimbursed expenses of $275,819, $404,618 and $160,425 in the Growth Fund, Short Term Bond Fund and Small Cap Fund, respectively As of January 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through
Growth Fund	$283,176	January 31, 2026
	347,286	January 31, 2027
	275,819	January 31, 2028

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

	Amount	Recoupable through

Short Term Bond Fund	$313,940	January 31, 2026
	335,703	January 31, 2027
	404,618	January 31, 2028

Small Cap Fund	140,942	January 31, 2026
	189,860	January 31, 2027
	160,425	January 31, 2028

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to Ultimus Fund Distributors, LLC, the Funds’ distributor. Class A shares of the Small Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Sector Bond Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds, except Short Term Bond Fund, pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Short Term Bond Fund pay a fee of 0.65% of Class L share’s average daily net assets. Class C shares of Multi-Sector Bond Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

During the fiscal year ended January 31, 2025, the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Growth Fund	$1,307
Multi-Sector Bond Fund	1,639
Short Term Bond Fund	263
Small Cap Fund	407

During the fiscal year ended January 31, 2025, the distributor received the following amounts in contingent deferred sales charges related to redemptions of Class A and Class C shares of the Funds:

Multi-Sector Bond Fund, Class C	$24

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

6.	Investment Activity

For the fiscal year ended January 31, 2025, purchases and sales of investment securities, other than short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$45,623,543	$45,064,990	$—	$—
Multi-Sector Bond Fund	87,058,814	76,242,254	47,529,597	31,309,098
Short Term Bond Fund	45,617,420	100,707,341	36,167,841	34,448,304
Small Cap Fund	30,832,347	34,428,855	—	—

The Funds may purchase from or sell securities to other Yorktown Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the table above. During the year ended January 31, 2025, the Growth Fund had interfund purchases of $141,224 and interfund sales of $306,102, resulting in realized loss of $2,170. The Multi-Sector Bond Fund had interfund purchases of $19,897,438. The Short-Term Bond Fund had interfund sales of $19,897,438 resulting in net realized loss of $774,758. The Small Cap Fund had interfund purchases of $306,102 and interfund sales of $141,224, resulting in realized loss of $9,940.

7.	Line of Credit

The Funds entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 23, 2025. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $25 million at an interest rate equal to the Term Secured Overnight Financing Rate plus 130 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $25 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

As of January 31, 2025, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Growth Fund	$82,032	6.63%	5	$76	$116,589
Multi-Sector Bond Fund	236,017	6.41%	22	1,055	705,022
Short Term Bond Fund	592,978	6.51%	82	7,460	5,683,718
Small Cap Fund	1,236,600	6.62%	4	909	2,405,107

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the fiscal year ended January 31, 2025, that a Fund utilized the Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2025 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At January 31, 2025, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Multi-Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Tax cost of investments	$60,765,060	$342,077,725	$212,062,387	$20,482,812
Gross unrealized appreciation	33,292,658	3,687,702	412,303	11,018,005
Gross unrealized depreciation	(688,935)	(18,943,472)	(5,581,822)	(1,068,647)
Net unrealized appreciation/(depreciation) on investments	$32,603,723	$(15,255,770)	$(5,169,519)	$9,949,358

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended January 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Paid-In Capital	Accumulated Earnings (Deficit)
Growth Fund	$—	$—
Multi-Sector Bond Fund	(1)	1
Short Term Bond Fund	—	—
Small Cap Fund	(180,440)	180,440

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

As of January 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Multi-Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Undistributed ordinary income	$—	$866,608	$647,281	$—
Undistributed long-term capital gains	—	—	—	—
Accumulated earnings	—	866,608	647,281	—
Accumulated capital and other losses	(1,190,917)	(209,332,885)	(22,593,608)	(4,815,008)
Unrealized appreciation/(depreciation) on investments	32,602,023	(15,255,770)	(5,169,519)	9,949,227
Total accumulated earnings/(deficit)	$31,411,105	$(223,722,047)	$(27,115,846)	$5,134,219

The tax character of distributions paid for the fiscal years ended January 31, 2025 and January 31, 2024 were as follows:

	Growth Fund		Multi-Sector Bond Fund
	2025	2024	2025	2024
Distributions paid from:
Ordinary income	$212,513	$—	$13,348,762	$12,444,930
Long-term capital gains	—	—	—	—
Total distributions paid	$212,513	$—	$13,348,762	$12,444,930

	Short Term Bond Fund		Small Cap Fund
	2025	2024	2025	2024
Distributions paid from:
Ordinary income	$6,702,217	$7,256,116	$—	$47,586
Long-term capital gains	—	—	—	—
Total distributions paid	$6,702,217	$7,256,116	$—	$47,586

At January 31, 2025, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$900,544	$—	$900,544
Multi-Sector Bond Fund	86,151,647	123,181,238	209,332,885
Short Term Bond Fund	7,720,417	14,873,191	22,593,608
Small Cap Fund	4,795,755	—	4,795,755

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

At January 31, 2025, the Growth Fund and Small Cap Fund utilized capital loss carryforwards of $2,887,704 and $2,574,285, respectively.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. $3,083,754 of the Small Cap Fund’s $4,795,755 capital loss carryforward is subject to Internal Revenue Code limitations. Small Cap Fund’s limited capital loss carryforward of $3,083,754 is subject to annual limitations of $272,329 under the Internal Revenue Code.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of January 31, 2025, the following Funds had Qualified Late Year Ordinary Losses:

Growth Fund	$290,373
Multi-Sector Bond Fund	—
Short Term Bond Fund	—
Small Cap Fund	19,253

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2025, the Funds did not have Post-October capital losses.

9.	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Yorktown Funds
and Board of Trustees of American Pension Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Pension Investors Trust comprising Yorktown Growth Fund, Yorktown Multi-Sector Bond Fund, Yorktown Short Term Bond Fund, and Yorktown Small Cap Fund (the “Funds”) as of January 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025 , the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended January 31, 2022, and prior, were audited by other auditors whose report dated March 30, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
March 31, 2025

Additional Federal Tax Information (Unaudited)

The Form 1099-DIV you received in January 2025 shows the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

For the year ended January 31, 2025, the following percentage of ordinary income dividends paid by the Funds qualify as qualified dividend income:

Qualified Dividend Income
Growth Fund	100%
Multi-Sector Bond Fund	0%
Short Term Bond Fund	0%
Small Cap Fund	0%

For the taxable year ended January 31, 2025, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
Growth Fund	100%
Multi-Sector Bond Fund	0%
Short Term Bond Fund	0%
Small Cap Fund	0%

For the taxable year ended January 31, 2025, of ordinary income dividends paid by the Funds qualify as qualified business income.

Qualified Business Income
Growth Fund	0%
Multi-Sector Bond Fund	0%
Short Term Bond Fund	0%
Small Cap Fund	0%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Long-Term Capital Gains Paid Amount
Growth Fund	$—
Multi-Sector Bond Fund	—
Short Term Bond Fund	—
Small Cap Fund	—

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Funds’ website at www.yorktownfunds.com.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

106 Annjo Court, Suite A

Forest, Virginia 24551

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.	Disclosure of Proxy Voting Policies and Procedures for Open-End Management Investment Companies

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to statements included as part of the Report to Shareholders filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to Registrant.

(a)(4)	Change in the registrant’s independent public accountant: Attached hereto

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date:	April 10, 2025

/s/ David D. Basten
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	April 10, 2025

/s/ David D. Basten
President and Principal Executive Officer

Date:	April 10, 2025

/s/ Charles D. Foster
Chief Financial Officer and Principal Financial Officer